UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04719
                                                    ------------

                               The Westwood Funds
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         -------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: September 30
                                              --------------

                    Date of reporting period: March 31, 2007
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               THE WESTWOOD FUNDS
================================================================================
                                   (UNAUDITED)

                                       CLASS AAA SHARES
                  --------------------------------------------------------------
                        Average Annual Returns -- March 31, 2007 (a)(e)
                                                               Current
                                                              Expense
                                                             Ratio after
                                                     Gross     Adviser   Maximum
                                            Since   Expense  Reimburse-  Sales
                  1 Year  5 Year  10 Year Inception  Ratio     ments     Charge
                ----------------------------------------------------------------
Mighty Mites(SM) . 18.56%  14.13%   N/A    14.75%    1.61%     1.61%      None
Equity ........... 13.65    8.69   9.88%   12.14     1.54      1.54       None
Balanced .........  9.96    7.42   8.51    10.51     1.32      1.32       None
Intermediate Bond   5.00    4.18   5.33     5.70     1.53      1.00       None
SmallCap Equity .. 12.96    7.42    N/A     8.79     2.02      1.50       None
Income ........... 11.79   15.30    N/A    10.91     2.02      1.50       None

                                        CLASS B SHARES
                  --------------------------------------------------------------
                        Average Annual Returns -- March 31, 2007 (a)(c)(e)
                                                               Current
                                                              Expense
                                                             Ratio after
                                                     Gross     Adviser   Maximum
                                            Since   Expense  Reimburse-  Sales
                  1 Year  5 Year  10 Year Inception  Ratio     ments     Charge
                ----------------------------------------------------------------
Mighty Mites(SM) . 12.65%  13.03%   N/A    14.19%    2.36%     2.36%      5.00%
Equity ...........  7.72    7.59   9.31%   11.79     2.29      2.29       5.00
Balanced .........  4.10    6.31   7.95    10.02     2.07      2.07       5.00
Intermediate Bond  (0.69)   3.06   4.84     5.38     2.28      1.75       5.00
SmallCap Equity ..  7.16    6.34    N/A     8.32     2.77      2.25       5.00
Income ...........  5.98   14.31    N/A    10.53     2.77      2.25       5.00


                                         CLASS A SHARES
                 --------------------------------------------------------------
                      Average Annual Returns -- March 31, 2007 (a)(b)(e)
                                                             Current
                                                             Expense
                                                           Ratio after
                                                    Gross    Adviser    Maximum
                                           Since   Expense  Reimburse-   Sales
                 1 Year  5 Year  10 Year Inception  Ratio     ments     Charge
                ---------------------------------------------------------------
Mighty Mites(SM) 13.63%  12.88%    N/A     14.06%   1.86%     1.86%      4.00%
Equity .......... 8.80    7.51    9.13%    11.70    1.79      1.79       4.00
Balanced ........ 5.27    6.29    7.79      9.92    1.57      1.57       4.00
Intermediate Bond 0.75    3.25    4.84      5.39    1.63      1.10       4.00
SmallCap Equity . 8.30    6.38     N/A      8.28    2.27      1.75       4.00
Income .......... 7.00   14.07     N/A     10.26    2.27      1.75       4.00

                                        CLASS C SHARES
                 --------------------------------------------------------------
                      Average Annual Returns -- March 31, 2007 (a)(d)(e)
                                                             Current
                                                             Expense
                                                           Ratio after
                                                    Gross    Adviser    Maximum
                                           Since   Expense  Reimburse-   Sales
                 1 Year  5 Year  10 Year Inception  Ratio     ments     Charge
                ---------------------------------------------------------------
Mighty Mites(SM) 16.67%  13.26%    N/A     14.20%   2.36%     2.36%      1.00%
Equity ..........11.82    7.86    9.30%    11.79    2.29      2.29       1.00
Balanced ........ 8.14    6.61    8.00     10.06    2.07      2.07       1.00
Intermediate Bond 1.93    3.12    4.73      5.32    2.28      1.75       1.00
SmallCap Equity .11.18    6.46     N/A      8.27    2.77      2.25       1.00
Income .......... 9.86   14.63     N/A     10.58    2.77      2.25       1.00

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR THE INTERMEDIATE BOND, SMALLCAP EQUITY, AND INCOME FUNDS, THE ADVISER REIMBURSED EXPENSES TO LIMIT THE EXPENSE RATIO. HAD SUCH LIMITATIONS NOT BEEN IN PLACE, RETURNS WOULD HAVE BEEN LOWER. THE CONTRACTUAL EXPENSE LIMITATIONS ARE IN EFFECT THROUGH SEPTEMBER 30, 2007 AND ARE RENEWABLE ANNUALLY BY THE ADVISER. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 4.0% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE ONE YEAR, FIVE YEAR, TEN YEAR, AND SINCE INCEPTION PERIODS OF 5%, 2%, 0%, AND 0%, RESPECTIVELY, OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
 (d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGE FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE ONE YEAR PERIOD OF 1% OF THE FUND'S NAV AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.
 (e) THE PERFORMANCE OF THE CLASS AAA SHARES IS USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES. THE PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE INCEPTION DATES FOR THE CLASS AAA SHARES AND THE INITIAL ISSUANCE DATES FOR THE CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES AFTER WHICH SHARES REMAINED CONTINUOUSLY OUTSTANDING ARE LISTED BELOW.

                                   Class AAA Shares     Class A Shares    Class B Shares    Class C Shares
                                   ----------------     --------------    --------------    --------------
    Mighty Mites(SM) ...............   05/11/98            11/26/01          06/06/01         08/03/01
    Equity .........................   01/02/87            01/28/94          03/27/01         02/13/01
    Balanced .......................   10/01/91            04/06/93          03/27/01         09/25/01
    Intermediate Bond ..............   10/01/91            07/26/01          03/27/01         10/22/01
    SmallCap Equity ................   04/15/97            11/26/01          03/27/01         11/26/01
    Income .........................   09/30/97            05/09/01          11/26/01         11/26/01

THE WESTWOOD FUNDS
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2006 through March 31, 2007
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                            Beginning        Ending     Annualized     Expenses
                          Account Value  Account Value    Expense    Paid During
                            10/01/06        03/31/07       Ratio        Period*
--------------------------------------------------------------------------------
WESTWOOD MIGHTY MITES(SM) FUND
--------------------------------------------------------------------------------

Actual Fund Return
Class AAA                  $1,000.00       $1,180.00       1.68%        $ 9.18
Class A                    $1,000.00       $1,179.00       1.93%        $10.54
Class B                    $1,000.00       $1,176.00       2.43%        $13.26
Class C                    $1,000.00       $1,176.00       2.43%        $13.26

Hypothetical 5% Return
Class AAA                  $1,000.00       $1,016.65       1.68%        $ 8.49
Class A                    $1,000.00       $1,015.39       1.93%        $ 9.75
Class B                    $1,000.00       $1,012.89       2.43%        $12.26
Class C                    $1,000.00       $1,012.89       2.43%        $12.26

THE WESTWOOD FUNDS
DISCLOSURE OF FUND EXPENSES (CONTINUED) (UNAUDITED)
For the Six Month Period from October 1, 2006 through March 31, 2007
                                                                   EXPENSE TABLE
================================================================================


                            Beginning        Ending     Annualized     Expenses
                          Account Value  Account Value    Expense    Paid During
                            10/01/06        03/31/07       Ratio        Period*
--------------------------------------------------------------------------------
WESTWOOD EQUITY FUND
--------------------------------------------------------------------------------

Actual Fund Return
Class AAA                  $1,000.00       $1,083.00       1.48%        $ 7.73
Class A                    $1,000.00       $1,082.00       1.73%        $ 9.03
Class B                    $1,000.00       $1,079.00       2.23%        $11.62
Class C                    $1,000.00       $1,079.00       2.23%        $11.62

Hypothetical 5% Return
Class AAA                  $1,000.00       $1,017.65       1.48%        $ 7.49
Class A                    $1,000.00       $1,016.39       1.73%        $ 8.74
Class B                    $1,000.00       $1,013.89       2.23%        $11.26
Class C                    $1,000.00       $1,013.89       2.23%        $11.26

--------------------------------------------------------------------------------
WESTWOOD BALANCED FUND
--------------------------------------------------------------------------------

Actual Fund Return
Class AAA                  $1,000.00       $1,057.00       1.23%        $ 6.34
Class A                    $1,000.00       $1,054.00       1.48%        $ 7.62
Class B                    $1,000.00       $1,052.00       1.98%        $10.19
Class C                    $1,000.00       $1,052.00       1.98%        $10.19

Hypothetical 5% Return
Class AAA                  $1,000.00       $1,018.90       1.23%        $ 6.23
Class A                    $1,000.00       $1,017.65       1.48%        $ 7.49
Class B                    $1,000.00       $1,015.14       1.98%        $10.00
Class C                    $1,000.00       $1,015.14       1.98%        $10.00

--------------------------------------------------------------------------------
WESTWOOD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Actual Fund Return
Class AAA                  $1,000.00       $1,019.00       1.00%        $ 5.06
Class A                    $1,000.00       $1,019.00       1.10%        $ 5.57
Class B                    $1,000.00       $1,016.00       1.75%        $ 8.84
Class C                    $1,000.00       $1,018.00       1.75%        $ 8.85

Hypothetical 5% Return
Class AAA                  $1,000.00       $1,020.05       1.00%        $ 5.06
Class A                    $1,000.00       $1,019.55       1.10%        $ 5.57
Class B                    $1,000.00       $1,016.29       1.75%        $ 8.85
Class C                    $1,000.00       $1,016.29       1.75%        $ 8.85


                            Beginning        Ending     Annualized     Expenses
                          Account Value  Account Value    Expense    Paid During
                            10/01/06        03/31/07       Ratio        Period*
--------------------------------------------------------------------------------
WESTWOOD SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------

Actual Fund Return
Class AAA                  $1,000.00       $1,177.00       1.50%        $ 8.19
Class A                    $1,000.00       $1,175.00       1.75%        $ 9.54
Class B                    $1,000.00       $1,172.00       2.25%        $12.25
Class C                    $1,000.00       $1,172.00       2.25%        $12.25

Hypothetical 5% Return
Class AAA                  $1,000.00       $1,017.55       1.50%        $ 7.59
Class A                    $1,000.00       $1,016.29       1.75%        $ 8.85
Class B                    $1,000.00       $1,013.79       2.25%        $11.36
Class C                    $1,000.00       $1,013.79       2.25%        $11.36

--------------------------------------------------------------------------------
WESTWOOD INCOME FUND
--------------------------------------------------------------------------------

Actual Fund Return
Class AAA                  $1,000.00       $1,090.00       1.50%        $ 7.86
Class A                    $1,000.00       $1,088.00       1.75%        $ 9.16
Class B                    $1,000.00       $1,085.00       2.25%        $11.76
Class C                    $1,000.00       $1,084.00       2.25%        $11.75

Hypothetical 5% Return
Class AAA                  $1,000.00       $1,017.55       1.50%        $ 7.59
Class A                    $1,000.00       $1,016.29       1.75%        $ 8.85
Class B                    $1,000.00       $1,013.79       2.25%        $11.36
Class C                    $1,000.00       $1,013.79       2.25%        $11.36

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.


--------------------------------------------------------------------------------
 We have separated the portfolio managers' commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers' commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the
 portfolio   of   investments,   will   be   available   on  our   website   at
 www.gabelli.com/funds.
--------------------------------------------------------------------------------

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following tables present portfolio holdings as a percent of total net assets as of March 31, 2007:

--------------------------------------------------------------------------------
WESTWOOD MIGHTY MITES(SM) FUND
--------------------------------------------------------------------------------
Financial Services ............................  18.5%
Health Care ...................................  11.6%
Equipment and Supplies ........................   6.9%
Broadcasting ..................................   4.5%
Diversified Industrial ........................   4.5%
Automotive: Parts and Accessories .............   4.4%
Real Estate ...................................   4.2%
Business Services .............................   3.9%
Consumer Products .............................   3.8%
Computer Software and Services ................   3.8%
Telecommunications ............................   3.5%
Manufactured Housing and Recreational Vehicles    3.3%
Energy and Utilities: Services ................   3.0%
Electronics ...................................   2.8%
Entertainment .................................   2.5%
Food and Beverage .............................   2.4%
Energy and Utilities: Integrated ..............   2.3%
Energy and Utilities: Natural Gas .............   2.3%
Specialty Chemicals ...........................   1.9%
Energy and Utilities: Water ...................   1.9%
Aviation: Parts and Services ..................   1.4%
U.S. Government Obligations ...................   1.0%
Mutual Funds ..................................   1.0%
Retail ........................................   0.8%
Restaurants ...................................   0.6%
Publishing ....................................   0.6%
Building and Construction .....................   0.6%
Energy and Utilities: Electric ................   0.5%
Agriculture ...................................   0.4%
Communications Equipment ......................   0.3%
Wireless Communications .......................   0.3%
Hotels and Gaming .............................   0.2%
Paper and Forest Products .....................   0.1%
Transportation ................................   0.1%
Metals and Mining .............................   0.1%
Cable .........................................   0.1%
Environmental Control .........................   0.1%
Consumer Services .............................   0.0%
Educational Services ..........................   0.0%
Other Assets and Liabilities (Net) ............  (0.2)%
                                                ------
                                                100.0%
                                                ======

--------------------------------------------------------------------------------
WESTWOOD EQUITY FUND
--------------------------------------------------------------------------------
Financial Services ............................  11.0%
Energy: Oil ...................................   8.8%
Banking .......................................   8.7%
Business Services .............................   7.4%
Telecommunications ............................   6.3%
Computer Software and Services ................   6.1%
Retail ........................................   6.1%
Utilities .....................................   5.1%
Energy and Utilities: Integrated ..............   5.0%
Diversified Industrial ........................   4.9%
Consumer Products .............................   3.7%
Brokerage .....................................   3.6%
Metals and Mining .............................   2.8%
Energy: Natural Gas ...........................   2.6%
Transportation ................................   2.5%
Aviation: Parts and Services ..................   2.5%
Health Care ...................................   2.4%
Communications Equipment ......................   2.1%
Computer Hardware .............................   1.3%
Entertainment .................................   1.3%
Food and Beverage .............................   1.2%
Hotels and Gaming .............................   1.2%
Aerospace .....................................   1.2%
Other Assets and Liabilities (Net) ............   2.2%
                                                ------
                                                100.0%
                                                ======

--------------------------------------------------------------------------------
WESTWOOD BALANCED FUND
--------------------------------------------------------------------------------
U.S. Government Agency Obligations ............  16.9%
U.S. Government Obligations ...................  12.5%
Energy: Oil ...................................   7.8%
Banking .......................................   6.9%
Financial Services ............................   6.6%
Telecommunications ............................   4.8%
Business Services .............................   4.5%
Retail ........................................   4.5%
Diversified Industrial ........................   3.8%
Computer Software and Services ................   3.7%
Brokerage .....................................   3.3%
Energy and Utilities: Integrated ..............   3.1%
Utilities .....................................   3.1%
Consumer Products .............................   2.2%
Metals and Mining .............................   1.6%
Energy: Natural Gas ...........................   1.6%
Transportation ................................   1.5%
Aviation: Parts and Services ..................   1.5%
Health Care ...................................   1.4%
Food and Beverage .............................   1.4%
Computer Hardware .............................   1.3%
Communications Equipment ......................   1.2%
Real Estate ...................................   1.1%
Aerospace .....................................   0.8%
Entertainment .................................   0.8%
Hotels and Gaming .............................   0.7%
Asset Backed Securities .......................   0.0%
Other Assets and Liabilities (Net) ............   1.4%
                                                ------
                                                100.0%
                                                ======

SUMMARY OF PORTFOLIO HOLDINGS (CONTINUED) (UNAUDITED)

--------------------------------------------------------------------------------
WESTWOOD INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Corporate Bonds ...............................  43.5%
U.S. Government Agency Obligations ............  30.5%
U.S. Government Obligations ...................  21.9%
Asset Backed Securities .......................   0.2%
Other Assets and Liabilities (Net) ............   3.9%
                                                ------
                                                100.0%
                                                ======

--------------------------------------------------------------------------------
WESTWOOD SMALLCAP EQUITY FUND
--------------------------------------------------------------------------------
Real Estate ...................................  10.1%
Financial Services ............................   9.9%
Retail ........................................   8.0%
Energy and Utilities ..........................   7.9%
Building and Construction .....................   7.0%
Metals and Mining .............................   6.9%
Computer Software and Services ................   6.0%
Transportation ................................   6.0%
Business Services .............................   4.1%
Telecommunications ............................   4.0%
Hotels and Gaming .............................   4.0%
Aerospace .....................................   4.0%
Consumer Products .............................   3.0%
Equipment and Supplies ........................   3.0%
Food and Beverage .............................   2.1%
Electronics ...................................   2.0%
Health Care ...................................   2.0%
Diversified Industrial ........................   2.0%
Specialty Chemicals ...........................   1.0%
Other Assets and Liabilities (Net) ............   7.0%
                                                ------
                                                100.0%
                                                ======


--------------------------------------------------------------------------------
WESTWOOD INCOME FUND
--------------------------------------------------------------------------------
Financial Services ............................  18.6%
U.S. Government Obligations ...................  16.8%
U.S. Government Agency Obligations ............  13.5%
Transportation ................................   9.0%
Real Estate Investment Trusts .................   7.0%
Brokerage .....................................   4.4%
Metals and Mining .............................   4.3%
Banking .......................................   3.5%
Energy and Utilities: Natural Gas .............   3.0%
Health Care ...................................   2.5%
Broadcasting ..................................   2.5%
Energy and Utilities ..........................   2.5%
Energy and Utilities: Integrated ..............   2.4%
Business Services .............................   2.2%
Energy and Utilities: Oil .....................   1.7%
Food and Beverage .............................   1.3%
Other Assets and Liabilities (Net) ............   4.8%
                                                ------
                                                100.0%
                                                ======



THE FUNDS FILE A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUNDS' FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

Each Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Funds' proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request by,
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the Securities and Exchange Commission's website at www.sec.gov.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              COMMON STOCKS -- 97.4%
              AGRICULTURE -- 0.4%
        200   J.G. Boswell Co. .................$    124,000   $    141,000
          5   Limoneira Co. ....................         910          1,275
                                                ------------   ------------
                                                     124,910        142,275
                                                ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.9%
        200   Amerityre Corp.+ .................       1,108            890
     50,000   Earl Scheib Inc.+ ................     243,865        187,500
     18,000   Midas Inc.+ ......................     242,100        388,260
     27,000   Proliance International Inc.+ ....     126,684        102,060
      1,000   Puradyn Filter Technologies Inc.+        1,645            580
     27,000   Standard Motor Products Inc. .....     304,529        460,890
                                                ------------   ------------
                                                     919,931      1,140,180
                                                ------------   ------------
              AVIATION: PARTS AND SERVICES -- 1.4%
      8,000   CPI Aerostructures Inc.+ .........      86,268         54,880
        800   Curtiss-Wright Corp. .............       8,610         30,832
      6,200   Kaman Corp. ......................      92,246        144,522
    159,300   The Fairchild Corp., Cl. A+ ......     756,192        321,786
                                                ------------   ------------
                                                     943,316        552,020
                                                ------------   ------------
              BROADCASTING -- 4.5%
     52,000   Acme Communications Inc. .........     315,186        296,400
     25,000   Beasley Broadcast Group Inc.,
               Cl. A ...........................     240,605        211,750
     50,000   Crown Media Holdings Inc.,
               Cl. A+ ..........................     382,410        266,500
     10,000   Fisher Communications Inc.+ ......     413,617        486,000
      5,000   Granite Broadcasting Corp.+ ......       2,000            350
     23,000   Gray Television Inc. .............     212,749        239,660
     10,000   ION Media Networks Inc.+ .........      21,361         13,300
      9,000   Salem Communications Corp.,
               Cl. A ...........................     154,890        112,500
     40,000   Young Broadcasting Inc., Cl. A+ ..     282,307        161,600
                                                ------------   ------------
                                                   2,025,125      1,788,060
                                                ------------   ------------
              BUILDING AND CONSTRUCTION -- 0.6%
      4,000   Huttig Building Products Inc.+ ...      13,358         24,200
      6,200   The Monarch Cement Co. ...........     146,839        194,060
                                                ------------   ------------
                                                     160,197        218,260
                                                ------------   ------------
              BUSINESS SERVICES -- 3.9%
    150,000   AMICAS Inc.+ .....................     709,160        426,000
     28,000   ANC Rental Corp.+ ................         840              3
     74,000   Edgewater Technology Inc.+ .......     293,188        624,560
     41,000   Nashua Corp.+ ....................     267,736        364,900
        804   National Stock Yards Co. .........      80,700        136,680
     10,000   PubliCARD Inc.+ ..................      14,436            150
        500   StarTek Inc. .....................       8,375          4,895
                                                ------------   ------------
                                                   1,374,435      1,557,188
                                                ------------   ------------
              CABLE -- 0.1%
     90,000   Adelphia Communications Corp.,
               Cl. A+ ..........................      15,750          1,800
      2,500   Outdoor Channel Holdings Inc.+ ...      24,825         25,550
                                                ------------   ------------
                                                      40,575         27,350
                                                ------------   ------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              COMMUNICATIONS EQUIPMENT -- 0.3%
      1,000   Andrew Corp.+ ....................$      3,413   $     10,590
     10,000   Communications Systems Inc. ......      84,990        103,800
     40,000   ViewCast.com Inc.+ ...............      18,600         17,200
                                                ------------   ------------
                                                     107,003        131,590
                                                ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.8%
      1,910   Gemalto NV+ ......................      10,945         44,075
     24,000   Mobius Management
               Systems Inc.+ ...................     180,423        176,880
    435,000   Net Perceptions Inc.+ ............     178,368      1,087,500
        834   Prosoft Learning Corp.+ ..........      11,216              5
    850,000   StorageNetworks Inc. Escrow+ (a) .           0         25,500
      4,000   Tyler Technologies Inc.+ .........      16,100         50,800
     20,000   Xanser Corp.+ ....................      83,498        110,000
                                                ------------   ------------
                                                     480,550      1,494,760
                                                ------------   ------------
              CONSUMER PRODUCTS -- 3.8%
     68,000   Adams Golf Inc.+ .................     115,878        128,520
      6,000   American Locker Group Inc.+ ......      74,117         25,200
      1,000   Ducati Motor Holding SpA, ADR ....      15,665         16,310
      5,000   Levcor International Inc.+ .......      15,701          2,000
      4,500   Marine Products Corp. ............       4,609         43,065
      1,000   Marzotto SpA .....................         787          4,682
        300   National Presto Industries Inc. ..       8,618         18,492
    175,000   Schiff Nutrition
               International Inc.+ .............     319,238      1,202,250
     41,530   Syratech Corp.+ ..................      10,383          3,530
      1,500   Valentino Fashion Group SpA ......       8,653         60,634
                                                ------------   ------------
                                                     573,649      1,504,683
                                                ------------   ------------
              CONSUMER SERVICES -- 0.0%
      1,000   Collectors Universe Inc. .........       3,530         14,010
                                                ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 4.5%
      7,000   Ampco-Pittsburgh Corp. ...........     140,000        202,230
     25,500   Haulotte Group ...................     136,743        817,196
     62,000   Katy Industries Inc.+ ............     296,348        136,400
      2,000   Lindsay Corp. ....................      39,765         63,580
     15,000   Magnetek Inc.+ ...................      81,766         75,600
     11,750   RWC Inc.+ ........................     281,315         26,438
     35,000   Tech/Ops Sevcon Inc. .............     205,347        239,750
        500   The Lamson & Sessions Co.+ .......       2,475         13,895
     24,000   WHX Corp.+ .......................     309,477        204,000
                                                ------------   ------------
                                                   1,493,236      1,779,089
                                                ------------   ------------
              EDUCATIONAL SERVICES -- 0.0%
        500   Universal Technical
               Institute Inc.+ .................      10,158         11,540
                                                ------------   ------------
              ELECTRONICS -- 2.8%
      5,000   Alliance Semiconductor Corp.+ ....      20,763         22,550
      6,000   California Micro Devices Corp.+ ..      32,865         28,080
     16,000   CTS Corp. ........................     140,236        221,120
     11,300   George Risk Industries Inc. ......      52,272         81,925
    105,000   IntriCon Corp.+ ..................     332,496        619,500
      5,000   Methode Electronics Inc. .........      46,440         73,850
     20,000   SIRIT Inc.+ ......................      11,714          4,071


                 See accompanying notes to financial statements.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
        178   Trimble Navigation Ltd.+ .........$      4,954   $      4,788
      4,000   Zoran Corp.+ .....................      25,729         68,080
                                                ------------   ------------
                                                     667,469      1,123,964
                                                ------------   ------------
              ENERGY AND UTILITIES: ELECTRIC -- 0.5%
        500   Green Mountain Power Corp. .......      10,785         17,435
      7,000   Unitil Corp. .....................     172,599        190,190
                                                ------------   ------------
                                                     183,384        207,625
                                                ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 2.3%
     25,000   Aquila Inc.+ .....................      71,600        104,500
     34,950   Florida Public Utilities Co. .....     318,064        433,380
      6,000   MGE Energy Inc. ..................     189,291        212,760
        800   Pardee Resources Co. Inc. ........      72,100        140,800
     95,200   Progress Energy Inc., CVO+ .......      10,472         30,464
                                                ------------   ------------
                                                     661,527        921,904
                                                ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 2.3%
        500   Cascade Natural Gas Corp. ........      10,612         13,175
      4,000   Chesapeake Utilities Corp. .......     100,296        123,760
     15,000   Corning Natural Gas Corp.+ .......     226,160        228,750
      2,000   EnergySouth Inc. .................      79,670         83,860
      1,000   Evergreen Energy Inc.+ ...........       7,920          6,570
     31,200   PetroCorp Escrow Shares+ (a) .....           0          1,872
     15,500   RGC Resources Inc. ...............     332,976        439,425
      2,100   U.S. Energy Corp.+ ...............      14,476         11,172
                                                ------------   ------------
                                                     772,110        908,584
                                                ------------   ------------
              ENERGY AND UTILITIES: SERVICES -- 3.0%
     13,000   Acergy SA, ADR+ ..................      42,284        276,770
        950   Covanta Holding Corp.+ ...........       3,996         21,071
     52,000   RPC Inc. .........................     213,373        866,320
                                                ------------   ------------
                                                     259,653      1,164,161
                                                ------------   ------------
              ENERGY AND UTILITIES: WATER -- 1.9%
      4,500   Artesian Resources Corp.,
               Cl. A ...........................      48,062         92,700
      1,500   BIW Ltd. .........................      27,266         26,475
      2,500   California Water Service Group ...      55,553         95,800
      4,000   Consolidated Water Co. Ltd. ......      55,124         94,840
      5,700   Middlesex Water Co. ..............      96,987        104,823
      8,500   SJW Corp. ........................     103,376        344,080
                                                ------------   ------------
                                                     386,368        758,718
                                                ------------   ------------
              ENTERTAINMENT -- 2.5%
     12,500   Canterbury Park Holding Corp. ....     129,392        176,875
      1,802   Chestnut Hill Ventures+ (a) ......      67,956         51,220
     34,000   Dover Motorsports Inc. ...........     170,332        178,500
     21,000   Jetix Europe NV+ .................     122,472        527,391
        800   LodgeNet Entertainment Corp.+ ....       8,800         24,576
      2,000   Triple Crown Media Inc.+ .........      12,000         16,780
                                                ------------   ------------
                                                     510,952        975,342
                                                ------------   ------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              ENVIRONMENTAL CONTROL -- 0.1%
     10,000   BioteQ Environmental
               Technologies Inc.+ ..............$     16,559   $     20,355
                                                ------------   ------------
              EQUIPMENT AND SUPPLIES -- 6.9%
    134,000   Baldwin Technology Co. Inc.,
               Cl. A+ ..........................     301,856        670,000
     15,000   Capstone Turbine Corp.+ ..........      27,450         15,900
     21,500   Cherokee International Corp.+ ....     100,897        121,260
     12,000   Core Molding Technologies Inc.+ ..      35,748         93,600
     20,000   Fedders Corp.+ ...................      95,200         18,000
      1,000   Genoil Inc.+ .....................         225            641
      3,500   Gerber Scientific Inc.+ ..........      12,173         37,135
      9,000   Gildemeister AG ..................      66,269        155,813
      4,000   GrafTech International Ltd.+ .....      24,000         36,320
     10,000   Industrial Distribution
               Group Inc.+ .....................     124,990        124,900
     19,000   L.S. Starrett Co., Cl. A .........     308,211        342,000
     20,000   Maezawa Kyuso
               Industries Co. Ltd. .............     108,117        330,787
      7,500   Mine Safety Appliances Co. .......     227,906        315,450
     13,600   SL Industries Inc.+ ..............      84,464        204,680
      1,000   SRS Labs Inc.+ ...................       5,500         13,930
      5,700   The Eastern Co. ..................      58,424        154,926
      2,000   TransAct Technologies Inc.+ ......      18,560         13,920
      3,800   Vicor Corp. ......................      38,232         38,076
        500   Watts Water Technologies Inc.,
               Cl. A ...........................       7,648         19,015
                                                ------------   ------------
                                                   1,645,870      2,706,353
                                                ------------   ------------
              FINANCIAL SERVICES -- 18.5%
      1,000   Bank of Florida Corp.+ ...........      14,313         18,900
     14,000   Berkshire Bancorp Inc. ...........     184,901        220,500
     20,000   Coconut Palm Acquisition Corp.+ ..     104,860        101,800
     11,000   Crazy Woman Creek Bancorp Inc. ...     143,391        216,480
    227,900   Epoch Holding Corp.+ .............     536,030      3,012,838
      6,000   Fidelity Southern Corp. ..........      53,378        114,240
     30,000   Flushing Financial Corp. .........     449,987        486,900
     27,000   Fulton Financial Corp. ...........     170,703        392,310
         10   Guaranty Corp., Cl. A+ ...........     137,500        160,000
     70,000   Ladenburg Thalmann
               Financial Services Inc.+ ........      50,558        186,900
        500   Magyar Bancorp Inc.+ .............       5,275          7,125
      3,150   Northrim BanCorp Inc. ............      60,970         93,083
      6,400   Parish National Corp. ............     238,648        603,200
      9,167   Patriot National Bancorp Inc. ....     141,747        204,699
      2,500   PennFed Financial Services Inc. ..      42,628         54,175
      5,000   Provident New York Bancorp .......      74,850         70,750
     11,500   Seacoast Banking Corp.
               of Florida ......................     222,420        260,705
        116   Sunwest Bank+ ....................     322,722        414,700
     18,000   SWS Group Inc. ...................     221,139        446,580
     13,000   Synergy Financial Group Inc. .....     132,062        203,450
      1,000   TIB Financial Corp. ..............       7,780         15,000
                                                ------------   ------------
                                                   3,315,862      7,284,335
                                                ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 2.2%
      4,000   Boston Beer Co. Inc., Cl. A+ .....$     76,589   $    133,400
      4,000   Genesee Corp., Cl. A+ ............      13,980          8,900
     30,100   Genesee Corp., Cl. B+ ............      55,564         73,143
      2,000   J & J Snack Foods Corp. ..........      28,830         78,980
     28,000   Lifeway Foods Inc.+ ..............     129,705        252,280
     14,000   MGP Ingredients Inc. .............      67,550        285,180
        400   Scheid Vineyards Inc., Cl. A+ ....      11,311         13,350
      1,000   The Inventure Group Inc.+ ........       2,660          2,850
        100   Willamette Valley
               Vineyards Inc.+ .................         400            697
                                                ------------   ------------
                                                     386,589        848,780
                                                ------------   ------------
              HEALTH CARE -- 11.5%
     25,000   AFP Imaging Corp.+ ...............      54,566         41,750
      2,000   Alpharma Inc., Cl. A .............      44,140         48,160
      6,500   Animal Health
               International Inc.+ .............      71,976         78,585
     13,000   Arkopharma .......................     187,359        235,830
     48,000   BioLase Technology Inc.+ .........     568,166        467,040
      2,200   Biosite Inc.+ ....................      65,538        184,734
     10,000   Boiron SA ........................     166,957        276,253
      1,000   Bruker BioSciences Corp.+ ........       5,980         10,520
     16,500   Cholestech Corp.+ ................     132,129        284,460
     96,000   Del Global Technologies Corp.+ ...     146,022        196,800
      3,000   DexCom Inc.+ .....................      48,615         23,580
     15,279   Exactech Inc.+ ...................     235,527        242,783
      8,600   I-Flow Corp.+ ....................     115,063        126,764
      1,000   ICU Medical Inc.+ ................      30,050         39,200
      2,000   IntraLase Corp.+ .................      43,603         49,960
     20,000   Lifecore Biomedical Inc.+ ........     152,960        375,400
      2,500   Matrixx Initiatives Inc.+ ........      44,375         40,625
     14,000   Neogen Corp.+ ....................     160,903        330,120
      2,500   NMT Medical Inc.+ ................       7,858         34,000
      1,000   Orthofix International NV+ .......      27,010         51,050
      5,000   Pain Therapeutics Inc.+ ..........      36,979         39,200
     20,000   Quidel Corp.+ ....................      88,363        240,000
     36,000   Regeneration Technologies Inc.+ ..     320,656        261,000
        400   Sirona Dental Systems Inc. .......       7,800         13,784
     75,000   Sonic Innovations Inc.+ ..........     376,873        633,750
      2,000   Tutogen Medical Inc.+ ............      10,180         16,800
     11,500   United-Guardian Inc. .............     107,716        107,180
      3,000   Young Innovations Inc. ...........      81,168         81,660
                                                ------------   ------------
                                                   3,338,532      4,530,988
                                                ------------   ------------
              HOTELS AND GAMING -- 0.2%
      1,000   Cloverleaf Kennel Club, Cl. A+ ...       3,250          2,525
      4,000   Dover Downs Gaming &
               Entertainment Inc. ..............      24,903         51,520
      2,000   Florida Gaming Corp.+ ............       6,950         39,000
                                                ------------   ------------
                                                      35,103         93,045
                                                ------------   ------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 3.3%
     75,000   Cavalier Homes Inc.+ .............     415,069        364,500
      9,000   Cavco Industries Inc.+ ...........     167,143        314,550

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
      9,000   Nobility Homes Inc. ..............$    141,603   $    214,650
     15,000   Palm Harbor Homes Inc.+ ..........     302,479        215,100
      6,000   Skyline Corp. ....................     203,272        202,440
                                                ------------   ------------
                                                   1,229,566      1,311,240
                                                ------------   ------------
              METALS AND MINING -- 0.1%
    615,000   Royal Oak Mines Inc.+ ............       2,314              0
      4,000   Uranium Resources Inc.+ ..........      22,056         32,600
                                                ------------   ------------
                                                      24,370         32,600
                                                ------------   ------------
              MUTUAL FUNDS -- 1.0%
     24,000   MVC Capital Inc. .................     217,842        375,600
                                                ------------   ------------
              PAPER AND FOREST PRODUCTS -- 0.1%
        300   Keweenaw Land Association Ltd. ...      46,200         53,250
                                                ------------   ------------
              PUBLISHING -- 0.6%
     90,000   PRIMEDIA Inc.+ ...................     146,833        239,400
                                                ------------   ------------
              REAL ESTATE -- 4.2%
      5,000   Capital Properties Inc., Cl. A ...      73,300        109,850
        350   Case Pomeroy & Co. Inc.,
               Cl. A (a) .......................     570,325        649,250
         50   Case Pomeroy & Co. Inc.,
               Cl. B (a) .......................      58,825         92,750
      2,500   CKX Lands Inc. ...................      19,766         32,338
     15,500   Griffin Land & Nurseries Inc.+ ...     311,580        550,250
      3,000   Gyrodyne Co. of America Inc. .....      53,308        177,000
        400   Holobeam Inc.+ ...................      15,500         20,810
      2,508   Royalty LLC (a) ..................           0         19,925
                                                ------------   ------------
                                                   1,102,604      1,652,173
                                                ------------   ------------
              RESTAURANTS -- 0.6%
     17,000   Nathan's Famous Inc.+ ............     119,527        255,000
                                                ------------   ------------
              RETAIL -- 0.8%
      2,200   Bowlin Travel Centers Inc.+ ......       3,750          3,905
     24,000   CoolBrands International Inc.+ ...      56,139         23,907
      1,000   Cost-U-Less Inc.+ ................       7,022          8,990
     10,000   Movado Group Inc. ................     145,136        294,500
                                                ------------   ------------
                                                     212,047        331,302
                                                ------------   ------------
              SPECIALTY CHEMICALS -- 1.9%
    267,226   General Chemical Group Inc.+ .....      59,859          6,681
     30,000   Hawkins Inc. .....................     380,688        444,000
      1,000   KMG Chemicals Inc. ...............       3,270         11,500
     55,000   Omnova Solutions Inc.+ ...........     302,076        300,300
                                                ------------   ------------
                                                     745,893        762,481
                                                ------------   ------------
              TELECOMMUNICATIONS -- 3.5%
      1,000   Ambient Corp.+ ...................         280             63
      1,000   Applied Signal Technology Inc. ...      16,330         17,930
     24,000   D&E Communications Inc. ..........     265,251        319,680
     13,000   HickoryTech Corp. ................     154,118         90,090
         80   Horizon Telecom Inc., Cl. A+ .....       9,250          9,160
        339   Horizon Telecom Inc., Cl. B ......      39,073         30,849
      1,200   Lexcom Inc., Cl. B+ ..............      68,955         48,900

                See accompanying notes to financial statements.

WESTWOOD MIGHTY MITES(SM) FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     20,000   New Ulm Telecom Inc. .............$    198,219   $    239,000
     10,000   PNV Inc.+ ........................           3             15
        300   Preformed Line Products Co. ......      13,941         11,097
      6,000   Shenandoah
               Telecommunications Co. ..........      94,686        282,540
     20,000   Stratos International Inc.+ ......      81,837        148,400
     33,000   Sycamore Networks Inc.+ ..........     107,085        123,420
      2,305   Virgin Media Inc. ................      31,540         58,201
                                                ------------   ------------
                                                   1,080,568      1,379,345
                                                ------------   ------------
              TRANSPORTATION -- 0.1%
      2,500   Providence and Worcester
               Railroad Co. ....................      36,934         44,250
                                                ------------   ------------
              WIRELESS COMMUNICATIONS -- 0.3%
      9,000   Rural Cellular Corp., Cl. A+ .....       7,830        107,640
                                                ------------   ------------
              TOTAL COMMON STOCKS ..............  25,406,807     38,449,440
                                                ------------   ------------

              PREFERRED STOCKS -- 1.5%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.5%
     16,000   Jungheinrich AG Pfd. .............     129,990        581,360
                                                ------------   ------------

              CONVERTIBLE PREFERRED STOCKS -- 0.2%
              BUSINESS SERVICES -- 0.0%
        150   Interep National Radio Sales Inc.,
               4.000% Cv. Pfd.,
               Ser. A+ (a)(b)(c) ...............      13,849          5,243
                                                ------------   ------------
              FOOD AND BEVERAGE -- 0.2%
      3,000   Seneca Foods Corp.,
               Cv. Pfd., Ser. 2003+ ............      45,750         80,145
                                                ------------   ------------
              TOTAL CONVERTIBLE
               PREFERRED STOCKS ................      59,599         85,388
                                                ------------   ------------

              RIGHTS -- 0.1%
              HEALTH CARE -- 0.1%
     96,000   Del Global Technologies Corp.,+ ..      59,643         19,200
                                                ------------   ------------

              WARRANTS -- 0.0%
              BUSINESS SERVICES -- 0.0%
      1,666   Avalon Digital Marketing Systems Inc.,
               expire 11/11/11+ (a)(c) .........           0              0
     37,500   Interep National Radio Sales Inc.,
               expire 05/06/07+ (a)(b)(c) ......           0              0
                                                ------------   ------------
                                                           0              0
                                                ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
      3,780   WHX Corp., expire 02/28/08+ ......      11,721          1,417
                                                ------------   ------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              ENERGY AND UTILITIES: ELECTRIC -- 0.0%
      1,680   British Energy Group plc,
               expire 01/17/10+ ................$      5,488   $     12,315
                                                ------------   ------------
              TOTAL WARRANTS ...................      17,209         13,732
                                                ------------   ------------
  PRINCIPAL
   AMOUNT
  --------
              U.S. GOVERNMENT OBLIGATIONS -- 1.0%
   $415,000   U.S. Treasury Bills,
               4.979% to 5.181%++,
               04/12/07 to 06/21/07 ............     412,869        412,880
                                                ------------   ------------
              TOTAL
                INVESTMENTS -- 100.2% ..........$ 26,086,117     39,562,000
                                                ============

              OTHER ASSETS AND LIABILITIES (NET) -- (0.2)% ....     (92,545)
                                                               ------------
              NET ASSETS -- 100.0% ............................$ 39,469,455
                                                               ============

  --------------
  (a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2007, the market value of fair valued securities amounted to $845,760 or 2.14% of total net assets.
  (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of Rule 144A securities amounted to $5,243 or 0.01% of total net assets.
  (c) At March 31, 2007, the Fund held investments in restricted and illiquid securities amounting to $5,243 or 0.01% of total net assets, that were valued under methods approved by the Board, as follows:
                                                                       03/31/07
                                                                       CARRYING
ACQUISITION                                 ACQUISITION  ACQUISITION    VALUE
  SHARES    ISSUER                              DATE        COST       PER UNIT
  -------   ------                             ------      ------      --------
   1,666   Avalon Digital Marketing
             Systems Inc.
             Warrants expire 11/11/11 ....... 04/03/00         --             --
  37,500   Interep National Radio
             Sales Inc.
             Warrants expire 05/06/07 ....... 05/03/02         --             --
     150   Interep National Radio
             Sales Inc.,
             4.000% Cv. Pfd., Ser. A ........ 05/03/02    $13,849       $34.9533
  +   Non-income producing security.
  ++  Represents annualized yield at date of purchase.
  ADR American Depository Receipt
  CVO Contingent Value Obligation

                 See accompanying notes to financial statements.

WESTWOOD EQUITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              COMMON STOCKS -- 97.8%
              AEROSPACE -- 1.2%
     23,700   Lockheed Martin Corp. ............$  1,250,602   $  2,299,374
                                                ------------   ------------
              AVIATION: PARTS AND SERVICES -- 2.5%
     70,300   United Technologies Corp. ........   3,902,393      4,569,500
                                                ------------   ------------
              BANKING -- 8.7%
     90,000   Bank of America Corp. ............   2,996,140      4,591,800
     92,233   Citigroup Inc. ...................   3,832,292      4,735,242
     93,984   JPMorgan Chase & Co. .............   3,340,447      4,546,946
     55,000   Mellon Financial Corp. ...........   2,330,094      2,372,700
                                                ------------   ------------
                                                  12,498,973     16,246,688
                                                ------------   ------------
              BROKERAGE -- 3.6%
     31,300   Lehman Brothers Holdings Inc. ....   2,044,337      2,193,191
     28,500   Morgan Stanley ...................   1,789,890      2,244,660
     15,500   The Bear Stearns Companies Inc. ..   1,391,471      2,330,425
                                                ------------   ------------
                                                   5,225,698      6,768,276
                                                ------------   ------------
              BUSINESS SERVICES -- 7.4%
     63,000   Accenture Ltd., Cl. A ............   2,330,038      2,428,020
     92,600   Automatic Data
               Processing Inc. .................   4,320,948      4,481,840
     20,400   FedEx Corp. ......................   2,132,224      2,191,572
     87,500   First Data Corp. .................   2,164,256      2,353,750
     22,500   MasterCard Inc., Cl. A ...........   2,092,343      2,390,400
                                                ------------   ------------
                                                  13,039,809     13,845,582
                                                ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 2.1%
     90,700   Cisco Systems Inc.+ ..............   2,345,003      2,315,571
     86,900   Motorola Inc. ....................   1,811,636      1,535,523
                                                ------------   ------------
                                                   4,156,639      3,851,094
                                                ------------   ------------
              COMPUTER HARDWARE -- 1.3%
     24,800   International Business
               Machines Corp. ..................   2,356,058      2,337,648
                                                ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 6.1%
     82,500   Electronic Data Systems Corp. ....   2,295,245      2,283,600
    161,000   Microsoft Corp. ..................   4,595,667      4,487,070
    252,300   Oracle Corp.+ ....................   3,932,418      4,574,199
                                                ------------   ------------
                                                  10,823,330     11,344,869
                                                ------------   ------------
              CONSUMER PRODUCTS -- 3.7%
     27,900   Altria Group Inc. ................   2,047,859      2,449,899
     67,100   Colgate-Palmolive Co. ............   3,491,681      4,481,609
                                                ------------   ------------
                                                   5,539,540      6,931,508
                                                ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 4.9%
    131,100   General Electric Co. .............   3,837,931      4,635,696
     38,900   ITT Corp. ........................   1,723,128      2,346,448
     24,400   Textron Inc. .....................   1,897,812      2,191,120
                                                ------------   ------------
                                                   7,458,871      9,173,264
                                                ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 5.0%
     67,100   ConocoPhillips ...................   3,282,068      4,586,285
     28,000   Dominion Resources Inc. ..........   2,343,140      2,485,560
     46,800   McDermott International Inc.+ ....   2,309,521      2,292,264
                                                ------------   ------------
                                                   7,934,729      9,364,109
                                                ------------   ------------
              ENERGY: NATURAL GAS -- 2.6%
     67,306   Apache Corp. .....................   4,105,249      4,758,534
                                                ------------   ------------
              ENERGY: OIL -- 8.8%
     65,500   Exxon Mobil Corp. ................   2,740,507      4,941,975

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
     45,600   Marathon Oil Corp. ...............$  3,790,045   $  4,506,648
     85,935   Murphy Oil Corp. .................   4,369,242      4,588,929
     47,610   Occidental Petroleum Corp. .......   1,933,557      2,347,649
                                                ------------   ------------
                                                  12,833,351     16,385,201
                                                ------------   ------------
              ENTERTAINMENT -- 1.3%
     67,700   The Walt Disney Co. ..............   2,390,636      2,330,911
                                                ------------   ------------
              FINANCIAL SERVICES -- 11.0%
     77,900   American Express Co. .............   2,680,491      4,393,560
     14,600   BlackRock Inc. ...................   2,056,452      2,282,126
     19,200   Franklin Resources Inc. ..........   1,864,398      2,319,936
     48,600   Hartford Financial Services
               Group Inc. ......................   4,262,320      4,645,188
     45,200   Lazard Ltd., Cl. A ...............   2,204,705      2,268,136
     75,600   The Allstate Corp. ...............   4,339,191      4,540,536
                                                ------------   ------------
                                                  17,407,557     20,449,482
                                                ------------   ------------
              FOOD AND BEVERAGE -- 1.2%
     40,000   General Mills Inc. ...............   2,002,629      2,328,800
                                                ------------   ------------
              HEALTH CARE -- 2.4%
    179,600   Pfizer Inc. ......................   4,499,911      4,536,696
                                                ------------   ------------
              HOTELS AND GAMING -- 1.2%
     35,500   Starwood Hotels & Resorts
               Worldwide Inc. ..................   1,884,408      2,302,175
                                                ------------   ------------
              METALS AND MINING -- 2.8%
     24,300   Allegheny Technologies Inc. ......   2,504,960      2,592,567
     38,300   Freeport-McMoRan Copper &
               Gold Inc. .......................   2,418,656      2,535,077
                                                ------------   ------------
                                                   4,923,616      5,127,644
                                                ------------   ------------
              RETAIL -- 6.1%
    135,700   CVS/Caremark Corp. ...............   4,205,464      4,632,798
     50,700   Federated Department
               Stores Inc. .....................   1,810,312      2,284,035
     12,575   Sears Holdings Corp.+ ............   1,883,514      2,265,512
     57,700   The Home Depot Inc. ..............   2,278,236      2,119,898
                                                ------------   ------------
                                                  10,177,526     11,302,243
                                                ------------   ------------
              TELECOMMUNICATIONS -- 6.3%
     37,670   Alltel Corp. .....................   2,056,634      2,335,540
    118,300   AT&T Inc. ........................   4,310,556      4,664,569
    123,604   Verizon Communications Inc. ......   4,436,110      4,687,064
                                                ------------   ------------
                                                  10,803,300     11,687,173
                                                ------------   ------------
              TRANSPORTATION -- 2.5%
     29,000   Burlington Northern Santa
               Fe Corp. ........................   1,602,068      2,332,470
    119,200   Eagle Bulk Shipping Inc. .........   2,269,074      2,311,288
                                                ------------   ------------
                                                   3,871,142      4,643,758
                                                ------------   ------------
              UTILITIES -- 5.1%
     70,400   Exelon Corp. .....................   3,890,375      4,837,184
     95,400   PG&E Corp. .......................   3,806,176      4,604,958
                                                ------------   ------------
                                                   7,696,551      9,442,142
                                                ------------   ------------
              TOTAL COMMON STOCKS .............. 156,782,518    182,026,671
                                                ------------   ------------
              TOTAL INVESTMENTS -- 97.8% .......$156,782,518    182,026,671
                                                ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 2.2% ..................................   4,061,388
                                                               ------------
              NET ASSETS -- 100.0% ............................$186,088,059
                                                               ============
  --------------
  + Non-income producing security.


                 See accompanying notes to financial statements.

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              COMMON STOCKS -- 59.9%
              AEROSPACE -- 0.8%
     12,995   Lockheed Martin Corp. ............$    757,621   $  1,260,775
                                                ------------   ------------
              AVIATION: PARTS AND SERVICES -- 1.5%
     35,000   United Technologies Corp. ........   1,934,317      2,275,000
                                                ------------   ------------
              BANKING -- 5.3%
     46,100   Bank of America Corp. ............   1,669,020      2,352,022
     42,833   Citigroup Inc. ...................   1,664,150      2,199,046
     48,496   JPMorgan Chase & Co. .............   1,914,237      2,346,237
     27,800   Mellon Financial Corp. ...........   1,177,790      1,199,292
                                                ------------   ------------
                                                   6,425,197      8,096,597
                                                ------------   ------------
              BROKERAGE -- 2.3%
     15,800   Lehman Brothers Holdings Inc. ....   1,020,626      1,107,106
     15,000   Morgan Stanley ...................     936,262      1,181,400
      7,900   The Bear Stearns Companies Inc. ..     749,263      1,187,765
                                                ------------   ------------
                                                   2,706,151      3,476,271
                                                ------------   ------------
              BUSINESS SERVICES -- 4.5%
     31,000   Accenture Ltd., Cl. A ............   1,146,433      1,194,740
     46,200   Automatic Data Processing Inc. ...   2,159,470      2,236,080
     10,300   FedEx Corp. ......................   1,075,702      1,106,529
     46,400   First Data Corp. .................   1,147,017      1,248,160
     11,300   MasterCard Inc., Cl. A ...........   1,044,686      1,200,512
                                                ------------   ------------
                                                   6,573,308      6,986,021
                                                ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.2%
     45,000   Cisco Systems Inc.+ ..............   1,163,452      1,148,850
     42,800   Motorola Inc. ....................     876,389        756,276
                                                ------------   ------------
                                                   2,039,841      1,905,126
                                                ------------   ------------
              COMPUTER HARDWARE -- 0.8%
     12,300   International Business
               Machines Corp. ..................   1,163,541      1,159,398
                                                ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.7%
     40,800   Electronic Data Systems Corp. ....   1,135,113      1,129,344
     78,900   Microsoft Corp. ..................   2,199,755      2,198,943
    129,680   Oracle Corp.+ ....................   2,059,158      2,351,098
                                                ------------   ------------
                                                   5,394,026      5,679,385
                                                ------------   ------------
              CONSUMER PRODUCTS -- 2.2%
     13,400   Altria Group Inc. ................     972,779      1,176,654
     34,000   Colgate-Palmolive Co. ............   1,788,288      2,270,860
                                                ------------   ------------
                                                   2,761,067      3,447,514
                                                ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 3.0%
     66,000   General Electric Co. .............   1,944,668      2,333,760
     20,190   ITT Corp. ........................     968,429      1,217,861
     11,200   Textron Inc. .....................     871,993      1,005,760
                                                ------------   ------------
                                                   3,785,090      4,557,381
                                                ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 3.1%
     34,700   ConocoPhillips ...................   1,978,340      2,371,745
     14,000   Dominion Resources Inc. ..........   1,171,546      1,242,780
     24,700   McDermott International Inc.+ ....   1,220,192      1,209,806
                                                ------------   ------------
                                                   4,370,078      4,824,331
                                                ------------   ------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              ENERGY: NATURAL GAS -- 1.6%
     33,655   Apache Corp. .....................$  2,174,176   $  2,379,408
                                                ------------   ------------
              ENERGY: OIL -- 5.9%
     36,500   Exxon Mobil Corp. ................   1,528,026      2,753,925
     26,615   Marathon Oil Corp. ...............   2,179,456      2,630,361
     45,386   Murphy Oil Corp. .................   2,260,695      2,423,612
     24,400   Occidental Petroleum Corp. .......     981,285      1,203,164
                                                ------------   ------------
                                                   6,949,462      9,011,062
                                                ------------   ------------
              ENTERTAINMENT -- 0.8%
     33,400   The Walt Disney Co. ..............   1,179,428      1,149,962
                                                ------------   ------------
              FINANCIAL SERVICES -- 6.6%
     38,200   American Express Co. .............   1,434,602      2,154,480
      7,300   BlackRock Inc. ...................   1,034,597      1,141,063
      9,400   Franklin Resources Inc. ..........     890,268      1,135,802
     23,800   Hartford Financial Services
               Group Inc. ......................   2,080,493      2,274,804
     22,300   Lazard Ltd., Cl. A ...............   1,085,286      1,119,014
     39,000   The Allstate Corp. ...............   2,221,561      2,342,340
                                                ------------   ------------
                                                   8,746,807     10,167,503
                                                ------------   ------------
              FOOD AND BEVERAGE -- 0.8%
     20,300   General Mills Inc. ...............   1,014,076      1,181,866
                                                ------------   ------------
              HEALTH CARE -- 1.4%
     87,000   Pfizer Inc. ......................   2,180,366      2,197,620
                                                ------------   ------------
              HOTELS AND GAMING -- 0.7%
     17,620   Starwood Hotels & Resorts
               Worldwide Inc. ..................     975,290      1,142,657
                                                ------------   ------------
              METALS AND MINING -- 1.6%
     12,000   Allegheny Technologies Inc. ......   1,278,604      1,280,280
     18,900   Freeport-McMoRan
               Copper & Gold Inc. ..............   1,193,540      1,250,991
                                                ------------   ------------
                                                   2,472,144      2,531,271
                                                ------------   ------------
              RETAIL -- 3.7%
     67,500   CVS/Caremark Corp. ...............   2,098,104      2,304,450
     25,370   Federated Department Stores Inc. .     919,250      1,142,918
      6,341   Sears Holdings Corp.+ ............     933,817      1,142,395
     29,200   The Home Depot Inc. ..............   1,152,939      1,072,808
                                                ------------   ------------
                                                   5,104,110      5,662,571
                                                ------------   ------------
              TELECOMMUNICATIONS -- 3.8%
     19,000   Alltel Corp. .....................   1,039,124      1,178,000
     61,100   AT&T Inc. ........................   2,220,824      2,409,173
     60,518   Verizon Communications Inc. ......   2,100,214      2,294,843
                                                ------------   ------------
                                                   5,360,162      5,882,016
                                                ------------   ------------
              TRANSPORTATION -- 1.5%
     14,700   Burlington Northern
               Santa Fe Corp. ..................     909,419      1,182,321
     59,200   Eagle Bulk Shipping Inc. .........   1,126,733      1,147,888
                                                ------------   ------------
                                                   2,036,152      2,330,209
                                                ------------   ------------
              UTILITIES -- 3.1%
     34,400   Exelon Corp. .....................   1,911,436      2,363,624
     49,700   PG&E Corp. .......................   1,979,277      2,399,019
                                                ------------   ------------
                                                   3,890,713      4,762,643
                                                ------------   ------------
              TOTAL COMMON STOCKS ..............  79,993,123     92,066,587
                                                ------------   ------------


                 See accompanying notes to financial statements.

WESTWOOD BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                     MARKET
     AMOUNT                                         COST           VALUE
    --------                                        ----          -------
              ASSET BACKED SECURITIES -- 0.0%
 $   76,997   GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.940%, 07/13/30 ................$     77,573   $     76,853
                                                ------------   ------------

              CORPORATE BONDS -- 9.3%
              BANKING -- 1.6%
  1,250,000   Bank of America Corp.,
               5.375%, 06/15/14 ................   1,296,180      1,252,039
  1,125,000   Citigroup Inc.,
               6.500%, 01/18/11 ................   1,208,479      1,177,942
                                                ------------   ------------
                                                   2,504,659      2,429,981
                                                ------------   ------------
              BROKERAGE -- 1.0%
  1,450,000   Goldman Sachs Group Inc.,
               6.650%, 05/15/09 ................   1,455,498      1,495,726
                                                ------------   ------------
              COMPUTER HARDWARE -- 0.5%
    750,000   Hewlett-Packard Co.,
               3.625%, 03/15/08 ................     749,528        738,563
                                                ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.8%
  1,200,000   General Electric Co.,
               5.000%, 02/01/13 ................   1,211,232      1,192,399
                                                ------------   ------------
              ENERGY: OIL -- 1.9%
  1,000,000   Anadarko Petroleum Corp.,
               5.755%, 09/15/09 (a) ............   1,001,597      1,002,809
  1,000,000   ChevronTexaco Capital Co.,
               3.375%, 02/15/08 ................     984,211        985,069
  1,005,000   Occidental Petroleum Corp., MTN,
               4.250%, 03/15/10 ................   1,006,692        985,011
                                                ------------   ------------
                                                   2,992,500      2,972,889
                                                ------------   ------------
              FOOD AND BEVERAGE -- 0.6%
    950,000   Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13 ................     938,113        911,463
                                                ------------   ------------
              REAL ESTATE -- 1.1%
  1,600,000   Archstone-Smith Trust,
               7.200%, 03/01/13 ................   1,563,172      1,707,552
                                                ------------   ------------
              RETAIL -- 0.8%
  1,250,000   Wal-Mart Stores Inc.,
               6.875%, 08/10/09 ................   1,285,302      1,301,804
                                                ------------   ------------
              TELECOMMUNICATIONS -- 1.0%
  1,460,000   Verizon Communications Inc.,
               Insured by MBIA Inc., Deb.,
               6.460%, 04/15/08 ................   1,462,518      1,482,148
                                                ------------   ------------
              TOTAL CORPORATE BONDS ............  14,162,522     14,232,525
                                                ------------   ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 16.9%
              FEDERAL HOME LOAN BANK -- 3.6%
  1,500,000    5.220%++, 06/12/07 ..............   1,485,001      1,484,957
  1,500,000    5.125%, 06/18/08 ................   1,501,487      1,502,608
  1,000,000    4.625%, 11/21/08 ................     993,044        996,041
  1,500,000    5.375%, 05/18/16 ................   1,509,254      1,544,002
                                                ------------   ------------
                                                   5,488,786      5,527,608
                                                ------------   ------------

    PRINCIPAL                                                     MARKET
     AMOUNT                                         COST           VALUE
    --------                                        ----          -------
              FEDERAL HOME LOAN MORTGAGE CORP. -- 5.8%
 $1,800,000    5.200%++, 04/20/07 ..............$  1,795,500   $  1,795,500
  2,000,000    3.500%, 09/15/07 ................   2,003,115      1,985,182
  1,500,000    4.750%, 12/08/10 ................   1,488,825      1,496,066
  2,000,000    5.000%, 07/15/14 ................   2,046,877      2,015,176
  1,500,000    5.250%, 04/18/16 ................   1,477,754      1,530,571
                                                ------------   ------------
                                                   8,812,071      8,822,495
                                                ------------   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.5%
  1,500,000    5.250%++, 05/11/07 ..............   1,491,713      1,491,713
  2,000,000    4.250%, 07/15/07 ................   1,997,726      1,994,292
  2,000,000    3.250%, 11/15/07 ................   1,972,439      1,976,536
  1,500,000    4.625%, 01/15/08 ................   1,497,261      1,494,262
  1,600,000    4.250%, 05/15/09 ................   1,574,830      1,581,290
  1,500,000    5.375%, 11/15/11 ................   1,509,993      1,534,797
  1,500,000    5.000%, 04/15/15 ................   1,566,652      1,508,220
                                                ------------   ------------
                                                  11,610,614     11,581,110
                                                ------------   ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ..............  25,911,471     25,931,213
                                                ------------   ------------

              U.S. GOVERNMENT OBLIGATIONS -- 12.5%
              U.S. TREASURY BILLS -- 1.0%
  1,500,000   U.S. Treasury Bills,
               5.110%++, 09/06/07 ..............   1,467,881      1,468,141
                                                ------------   ------------
              U.S. TREASURY INFLATION INDEXED NOTES -- 1.0%
  1,500,000    0.875%, 04/15/10 ................   1,604,750      1,550,180
                                                ------------   ------------
              U.S. TREASURY NOTES -- 10.5%
  1,800,000    3.625%, 04/30/07 ................   1,798,934      1,798,934
  1,500,000    3.125%, 05/15/07 ................   1,496,533      1,496,533
  2,000,000    3.375%, 02/15/08 ................   1,983,046      1,973,986
  1,200,000    4.875%, 04/30/08 ................   1,198,746      1,200,235
  1,250,000    3.375%, 12/15/08 ................   1,242,300      1,224,121
  1,250,000    4.875%, 02/15/12 ................   1,247,758      1,269,874
  2,250,000    4.750%, 05/15/14 ................   2,247,435      2,271,006
  1,500,000    4.000%, 02/15/15 ................   1,468,655      1,438,477
  2,000,000    4.250%, 08/15/15 ................   1,994,887      1,947,110
  1,500,000    5.125%, 05/15/16 ................   1,510,066      1,551,387
                                                ------------   ------------
                                                  16,188,360     16,171,663
                                                ------------   ------------
              TOTAL U.S.
               GOVERNMENT OBLIGATIONS ..........  19,260,991     19,189,984
                                                ------------   ------------
              TOTAL INVESTMENTS -- 98.6% .......$139,405,680    151,497,162
                                                ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 1.4% ..................................   2,145,304
                                                               ------------
              NET ASSETS -- 100.0% ............................$153,642,466
                                                               ============
  --------------
 (a) Floating rate security. The rate disclosed is that in effect at March 31, 2007.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 MTN Medium Term Note


                 See accompanying notes to financial statements.

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                     MARKET
     AMOUNT                                         COST           VALUE
    --------                                        ----          -------
              ASSET BACKED SECURITIES -- 0.2%
   $ 20,999   GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.940%, 07/13/30 ................$     21,579   $     20,960
                                                ------------   ------------

              CORPORATE BONDS -- 43.5%
              BANKING -- 5.8%
    300,000   Bank of America Corp.,
               5.375%, 06/15/14 ................     311,083        300,489
    225,000   Citigroup Inc.,
               6.500%, 01/18/11 ................     241,436        235,589
                                                ------------   ------------
                                                     552,519        536,078
                                                ------------   ------------
              COMPUTER HARDWARE -- 3.5%
    325,000   Hewlett-Packard Co.,
               3.625%, 03/15/08 ................     325,275        320,044
                                                ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 2.7%
    250,000   General Electric Co.,
               5.000%, 02/01/13 ................     252,340        248,416
                                                ------------   ------------
              ENERGY AND UTILITIES: OIL -- 7.0%
    200,000   Anadarko Petroleum Corp.,
               5.755%, 09/15/09 (a) ............     200,319        200,562
    225,000   ChevronTexaco Capital Co.,
               3.375%, 02/15/08 ................     225,323        221,640
    225,000   Occidental Petroleum Corp., MTN,
               4.250%, 03/15/10 ................     225,000        220,525
                                                ------------   ------------
                                                     650,642        642,727
                                                ------------   ------------
              FINANCIAL SERVICES -- 16.6%
    200,000   American Express Credit Corp., MTN,
               5.480%, 06/16/11 (a) ............     200,000        200,476
    300,000   Goldman Sachs Group Inc.,
               6.650%, 05/15/09 ................     305,319        309,461
    260,000   International Bank for
               Reconstruction
               & Development,
               8.625%, 10/15/16 ................     315,436        330,759
    275,000   Merrill Lynch & Co. Inc.,
               MTN Series C,
               5.000%, 01/15/15 ................     275,228        266,965
    200,000   SLM Corp.,
               5.450%, 04/25/11 ................     199,892        202,598
    225,000   The Bear Stearns Co. Inc.,
               2.875%, 07/02/08 ................     221,384        218,799
                                                ------------   ------------
                                                   1,517,259      1,529,058
                                                ------------   ------------
              FOOD AND BEVERAGE -- 2.6%
    250,000   Anheuser-Busch Cos. Inc.,
               4.375%, 01/15/13 ................     246,879        239,859
                                                ------------   ------------
              REAL ESTATE -- 1.7%
    150,000   Archstone-Smith Trust,
               7.200%, 03/01/13 ................     146,827        160,083
                                                ------------   ------------

    PRINCIPAL                                                     MARKET
     AMOUNT                                         COST           VALUE
    --------                                        ----          -------
              RETAIL -- 2.2%
   $200,000   Wal-Mart Stores Inc.,
               6.875%, 08/10/09 ................$    205,648   $    208,289
                                                ------------   ------------
              TELECOMMUNICATIONS -- 1.4%
    125,000   Verizon Communications Inc.,
               Insured by MBIA Inc., Deb.,
               6.460%, 04/15/08 ................     125,459        126,896
                                                ------------   ------------
              TOTAL CORPORATE BONDS ............   4,022,848      4,011,450
                                                ------------   ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 30.5%
              FEDERAL HOME LOAN BANK -- 4.6%
    175,000    3.875%, 01/15/10 ................     169,851        170,855
    250,000    5.375%, 05/18/16 ................     251,542        257,333
                                                ------------   ------------
                                                     421,393        428,188
                                                ------------   ------------
              FEDERAL HOME LOAN MORTGAGE CORP. -- 10.3%
    250,000    3.750%, 04/15/07 ................     249,978        249,978
    200,000    3.500%, 09/15/07 ................     199,548        198,518
    250,000    3.625%, 09/15/08 ................     246,335        245,630
    250,000    5.250%, 04/18/16 ................     246,292        255,095
                                                ------------   ------------
                                                     942,153        949,221
                                                ------------   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.9%
    175,000    5.250%++, 05/11/07 ..............     174,033        174,033
    175,000    5.375%, 11/15/11 ................     175,661        179,060
    147,090   Pool #255554,
               5.500%, 09/01/20 ................     146,896        147,694
    138,582   Pool #745122,
               5.500%, 01/01/35 ................     140,862        137,409
                                                ------------   ------------
                                                     637,452        638,196
                                                ------------   ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 8.7%
      9,554   Pool #580871,
               6.500%, 12/15/31 ................       9,576          9,832
     89,118   Pool #562288,
               6.000%, 12/15/33 ................      90,910         90,501
    154,004   Pool #604946,
               5.500%, 01/15/34 ................     156,323        153,367
    130,640   Pool #604970,
               5.500%, 01/15/34 ................     132,220        130,099
    176,949   Pool #003747,
               5.000%, 08/20/35 ................     175,337        171,665
    243,777   Pool #550728,
               5.500%, 11/15/35 ................     244,366        242,662
                                                ------------   ------------
                                                     808,732        798,126
                                                ------------   ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ..............   2,809,730      2,813,731
                                                ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                     MARKET
     AMOUNT                                         COST           VALUE
    --------                                        ----          -------
              U.S. GOVERNMENT OBLIGATIONS -- 21.9%
              U.S. TREASURY BONDS -- 10.4%
   $250,000    7.125%, 02/15/23 ................$    307,157   $    310,449
    300,000    6.125%, 11/15/27 ................     308,643        346,453
    275,000    5.500%, 08/15/28 ................     300,785        295,862
                                                ------------   ------------
                                                     916,585        952,764
                                                ------------   ------------
              U.S. TREASURY INFLATION INDEXED NOTES -- 3.1%
    275,000    0.875%, 04/15/10 ................     294,295        284,200
                                                ------------   ------------
              U.S. TREASURY NOTES -- 8.4%
    275,000    4.750%, 05/15/14 ................     281,247        277,567
    300,000    4.250%, 08/15/15 ................     298,559        292,066
    200,000    5.125%, 05/15/16 ................     201,342        206,852
                                                ------------   ------------
                                                     781,148        776,485
                                                ------------   ------------
              TOTAL U.S.
               GOVERNMENT OBLIGATIONS ..........   1,992,028      2,013,449
                                                ------------   ------------
              TOTAL INVESTMENTS -- 96.1% .......$  8,846,185      8,859,590
                                                ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 3.9% ..................................     357,289
                                                               ------------
              NET ASSETS -- 100.0% ............................$  9,216,879
                                                               ============
  --------------
 (a) Floating rate security. The rate disclosed is that in effect at March 31, 2007.
 ++  Represents annualized yield at date of purchase.
 MTN Medium Term Note


                 See accompanying notes to financial statements.

WESTWOOD SMALLCAP EQUITY FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              COMMON STOCKS -- 93.0%
              AEROSPACE -- 4.0%
      4,500   Moog Inc., Cl. A+ ................$    123,455   $    187,425
      4,900   Teledyne Technologies Inc.+ ......     170,159        183,456
                                                ------------   ------------
                                                     293,614        370,881
                                                ------------   ------------
              BUILDING AND CONSTRUCTION -- 7.0%
      5,200   Layne Christensen Co.+ ...........     135,575        189,384
      1,800   NCI Building Systems Inc.+ .......      97,414         85,932
      2,600   The Genlyte Group Inc.+ ..........     184,731        183,430
      2,800   Washington Group
               International Inc.+ .............     147,643        185,976
                                                ------------   ------------
                                                     565,363        644,722
                                                ------------   ------------
              BUSINESS SERVICES -- 4.1%
      4,800   Macquarie Infrastructure Co.
               Trust ...........................     135,750        188,640
      4,400   URS Corp.+ .......................     154,718        187,396
                                                ------------   ------------
                                                     290,468        376,036
                                                ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 6.0%
      2,300   Hurco Cos. Inc.+ .................      70,669         98,555
      1,800   Hyperion Solutions Corp.+ ........      59,400         93,294
      5,500   ManTech International Corp.,
               Cl. A+ ..........................     160,025        183,755
      6,400   SI International Inc.+ ...........     180,649        183,744
                                                ------------   ------------
                                                     470,743        559,348
                                                ------------   ------------
              CONSUMER PRODUCTS -- 3.0%
      4,100   Alberto-Culver Co. ...............      87,285         93,808
      7,900   Knoll Inc. .......................     143,555        188,257
                                                ------------   ------------
                                                     230,840        282,065
                                                ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 2.0%
      2,700   Kennametal Inc. ..................     119,709        182,547
                                                ------------   ------------
              ELECTRONICS -- 2.0%
      9,050   Benchmark Electronics Inc.+ ......     198,382        186,973
                                                ------------   ------------
              ENERGY AND UTILITIES -- 7.9%
      7,100   Cleco Corp. ......................     160,896        183,393
      5,400   Foundation Coal Holdings Inc. ....     167,193        185,436
      5,700   Oil States International Inc.+ ...     180,618        182,913
      1,800   Unit Corp.+ ......................      83,533         91,062
      2,300   Whiting Petroleum Corp.+ .........      99,026         90,643
                                                ------------   ------------
                                                     691,266        733,447
                                                ------------   ------------
              EQUIPMENT AND SUPPLIES -- 3.0%
      1,000   Hydril Co.+ ......................      57,851         96,240
      1,400   Middleby Corp.+ ..................     146,607        184,576
                                                ------------   ------------
                                                     204,458        280,816
                                                ------------   ------------
              FINANCIAL SERVICES -- 9.9%
      6,500   Boston Private Financial
               Holdings Inc. ...................     168,185        181,480
      5,400   Cathay General Bancorp ...........     185,432        183,492
     10,200   SeaBright Insurance
               Holdings Inc.+ ..................     184,846        187,680
      5,900   Sterling Financial Corp. .........     194,476        184,021
      4,100   Stifel Financial Corp.+ ..........     162,532        181,630
                                                ------------   ------------
                                                     895,471        918,303
                                                ------------   ------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              FOOD AND BEVERAGE -- 2.1%
      4,800   J & J Snack Foods Corp. ..........$    107,220   $    189,552
                                                ------------   ------------
              HEALTH CARE -- 2.0%
     18,100   Five Star Quality Care Inc.+ .....     187,885        186,068
                                                ------------   ------------
              HOTELS AND GAMING -- 4.0%
      8,000   Marcus Corp. .....................     162,057        186,080
      3,100   Orient-Express Hotels Ltd.,
               Cl. A ...........................      83,091        185,442
                                                ------------   ------------
                                                     245,148        371,522
                                                ------------   ------------
              METALS AND MINING -- 6.9%
      9,100   Claymont Steel Holdings Inc.+ ....     175,276        181,363
      1,400   Cleveland-Cliffs Inc. ............      67,750         89,614
      4,700   Northwest Pipe Co.+ ..............     147,073        187,201
      2,000   RTI International Metals Inc.+ ...     139,768        182,020
                                                ------------   ------------
                                                     529,867        640,198
                                                ------------   ------------
              REAL ESTATE -- 10.1%
      6,400   Getty Realty Corp. ...............     177,809        183,936
      4,100   LaSalle Hotel Properties .........     131,259        190,076
      4,400   Lexington Realty Trust ...........      96,592         92,972
      3,777   Longview Fibre Co. ...............      83,815         93,028
      2,600   Maguire Properties Inc. ..........      96,526         92,456
      4,100   Post Properties Inc. .............     165,325        187,493
      3,400   Sunstone Hotel Investors Inc. ....      87,824         92,684
                                                ------------   ------------
                                                     839,150        932,645
                                                ------------   ------------
              RETAIL -- 8.0%
      9,700   CKE Restaurants Inc. .............     161,572        182,942
      3,300   The Children's Place Retail
               Stores Inc.+ ....................     192,604        184,008
      3,900   The Men's Wearhouse Inc. .........     143,730        183,495
      6,600   The Warnaco Group Inc.+ ..........     143,052        187,440
                                                ------------   ------------
                                                     640,958        737,885
                                                ------------   ------------
              SPECIALTY CHEMICALS -- 1.0%
      6,300   Tronox Inc., Cl. A ...............      96,215         90,720
                                                ------------   ------------
              TELECOMMUNICATIONS -- 4.0%
     13,376   General Communication Inc.,
               Cl. A+ ..........................     146,472        187,264
      9,300   Iowa Telecommunications
               Services Inc. ...................     180,982        186,000
                                                ------------   ------------
                                                     327,454        373,264
                                                ------------   ------------
              TRANSPORTATION -- 6.0%
      7,700   Arlington Tankers Ltd. ...........     174,505        183,722
      5,800   Genco Shipping & Trading Ltd. ....     144,836        184,324
      5,700   Horizon Lines Inc., Cl. A ........      64,454        187,074
                                                ------------   ------------
                                                     383,795        555,120
                                                ------------   ------------
              TOTAL COMMON STOCKS ..............   7,318,006      8,612,112
                                                ------------   ------------
              TOTAL INVESTMENTS -- 93.0% .......$  7,318,006      8,612,112
                                                ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 7.0% ..................................     652,943
                                                               ------------
              NET ASSETS -- 100.0% ............................$  9,265,055
                                                               ============
  --------------
  + Non-income producing security.


                 See accompanying notes to financial statements.

WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              COMMON STOCKS -- 31.0%
              BANKING -- 3.5%
      5,900   Bank of America Corp. ............$    285,804   $    301,018
      2,400   Citigroup Inc. ...................     128,773        123,216
                                                ------------   ------------
                                                     414,577        424,234
                                                ------------   ------------
              BUSINESS SERVICES -- 2.2%
      6,900   Macquarie Infrastructure Co.
               Trust ...........................     209,555        271,170
                                                ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 3.0%
      7,100   Enterprise Products Partners LP ..     184,011        225,780
      4,463   Universal Compression
               Partners LP .....................     103,056        137,907
                                                ------------   ------------
                                                     287,067        363,687
                                                ------------   ------------
              ENERGY AND UTILITIES: OIL -- 1.7%
      4,500   BreitBurn Energy Partners LP .....      85,068        145,665
      2,100   Teekay Offshore Partners LP ......      48,800         60,900
                                                ------------   ------------
                                                     133,868        206,565
                                                ------------   ------------
              FINANCIAL SERVICES -- 1.1%
      1,500   AllianceBernstein Holding LP .....      81,824        132,750
                                                ------------   ------------
              FOOD AND BEVERAGE -- 1.3%
      5,095   Reddy Ice Holdings Inc. ..........     106,931        153,767
                                                ------------   ------------
              HEALTH CARE -- 2.5%
     12,100   Pfizer Inc. ......................     302,940        305,646
                                                ------------   ------------
              METALS AND MINING -- 1.9%
      8,200   Penn Virginia Resource
               Partners LP .....................     217,482        228,780
                                                ------------   ------------
              REAL ESTATE INVESTMENT TRUSTS -- 4.8%
      4,300   Getty Realty Corp. ...............     118,011        123,582
      8,300   Healthcare Realty Trust Inc. .....     299,342        309,590
      3,582   Rayonier Inc. ....................     139,843        154,026
                                                ------------   ------------
                                                     557,196        587,198
                                                ------------   ------------
              TRANSPORTATION -- 9.0%
     11,500   Arlington Tankers Ltd. ...........     251,733        274,390
     20,300   Double Hull Tankers Inc. .........     271,696        300,034
      8,600   General Maritime Corp. ...........     340,909        248,368
      7,300   Teekay LNG Partners LP ...........     216,369        272,363
                                                ------------   ------------
                                                   1,080,707      1,095,155
                                                ------------   ------------
              TOTAL COMMON STOCKS ..............   3,392,147      3,768,952
                                                ------------   ------------

              PREFERRED STOCKS -- 21.1%
              BROADCASTING -- 2.5%
     12,000   CBS Corp., 7.250% Pfd. ...........     304,396        302,040
                                                ------------   ------------
              BROKERAGE -- 2.2%
     10,300   Lehman Brothers Holdings Inc.,
               6.070% Pfd., Ser. G (a) .........     259,797        263,062
                                                ------------   ------------

                                                                  MARKET
     SHARES                                         COST           VALUE
     ------                                         ----          ------
              FINANCIAL SERVICES -- 14.2%
     12,000   Bank One Capital Trust VI,
               7.200% Pfd. .....................$    305,738   $    305,280
     10,100   Barclays Bank plc, 6.625% Pfd.,
               Ser. 2 ..........................     252,500        268,155
      6,000   Fannie Mae, 7.015% Pfd.,
               Ser. O (a) ......................     332,225        316,500
     10,900   General Electric Capital Corp.,
               5.875% Pfd. .....................     268,650        272,173
     10,100   Metlife Inc., 6.355% Pfd.,
               Ser. A (a) ......................     260,398        267,751
     11,900   Wells Fargo Capital Trust IV,
               7.000% Pfd. .....................     306,100        301,189
                                                ------------   ------------
                                                   1,725,611      1,731,048
                                                ------------   ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.2%
     10,900   Public Storage Inc., 6.625% Pfd.,
               Ser. M ..........................     272,500        269,775
                                                ------------   ------------
              TOTAL PREFERRED STOCKS ...........   2,562,304      2,565,925
                                                ------------   ------------

              CONVERTIBLE PREFERRED STOCKS -- 7.0%
              BROKERAGE -- 2.2%
      9,800   Lehman Brothers Holdings Inc.,
               6.250% Cv. Pfd., Ser. GIS .......     255,960        268,716
                                                ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 2.4%
      4,400   Entergy Corp., 7.625% Cv. Pfd. ...     221,265        285,956
                                                ------------   ------------
              FINANCIAL SERVICES -- 1.2%
        400   Alleghany Corp., 5.750% Cv. Pfd. .     105,840        140,150
                                                ------------   ------------
              METALS AND MINING -- 1.2%
      1,400   Freeport-McMoRan
               Copper & Gold Inc.,
               6.750% Cv. Pfd. .................     140,612        149,674
                                                ------------   ------------
              TOTAL CONVERTIBLE
               PREFERRED STOCKS ................     723,677        844,496
                                                ------------   ------------
  PRINCIPAL
    AMOUNT
    ------

              CORPORATE BONDS -- 5.8%
              ENERGY AND UTILITIES: OIL -- 2.5%
   $300,000   Anadarko Petroleum Corp.,
               5.755%, 09/15/09 (a) ............     300,479        300,843
                                                ------------   ------------
              FINANCIAL SERVICES -- 2.1%
    250,000   American Express
                Credit Corp., MTN,
                5.480%, 06/16/11 (a) ...........     250,000        250,595
                                                ------------   ------------
              METALS AND MINING -- 1.2%
    140,000   Freeport-McMoRan Copper
                & Gold Inc.,
                8.564%, 04/01/15 (a) ...........     142,972        147,525
                                                ------------   ------------
              TOTAL CORPORATE BONDS ............     693,451        698,963
                                                ------------   ------------

                 See accompanying notes to financial statements.

WESTWOOD INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                     MARKET
     AMOUNT                                         COST           VALUE
    --------                                        ----          -------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.5%
              FEDERAL HOME LOAN BANK -- 5.7%
   $375,000    4.625%, 01/18/08 ................$    373,493   $    373,550
    325,000    5.125%, 06/18/08 ................     325,322        325,565
                                                ------------   ------------
                                                     698,815        699,115
                                                ------------   ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.8%
    250,000    5.250%++, 05/11/07 ..............     248,619        248,619
    350,000    4.250%, 07/15/07 ................     349,080        349,001
    350,000    3.250%, 11/15/07 ................     345,754        345,894
                                                ------------   ------------
                                                     943,453        943,514
                                                ------------   ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ..............   1,642,268      1,642,629
                                                ------------   ------------

              U.S. GOVERNMENT OBLIGATIONS -- 16.8%
              U.S. TREASURY NOTES -- 16.8%
    275,000    3.750%, 03/31/07 ................     275,000        275,000
    300,000    3.125%, 05/15/07 ................     299,545        299,545
    275,000    3.625%, 06/30/07 ................     274,055        274,108
    350,000    4.250%, 10/31/07 ................     348,482        348,578
    200,000    3.375%, 02/15/08 ................     197,073        197,399
    325,000    4.875%, 04/30/08 ................     324,660        325,064
    325,000    4.875%, 05/31/08 ................     325,178        325,254
                                                ------------   ------------
                                                   2,043,993      2,044,948
                                                ------------   ------------
              TOTAL U.S.
               GOVERNMENT OBLIGATIONS ..........   2,043,993      2,044,948
                                                ------------   ------------
              TOTAL INVESTMENTS -- 95.2% .......$ 11,057,840     11,565,913
                                                ============
              OTHER ASSETS AND LIABILITIES
               (NET) -- 4.8% ..................................     586,014
                                                               ------------
              NET ASSETS -- 100.0% ............................$ 12,151,927
                                                               ============

--------------
 (a) Floating rate security. The rate disclosed is that in effect at March 31, 2007.
  ++ Represents annualized yield at date of purchase.
 MTN Medium Term Note

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    MIGHTY        EQUITY       BALANCED    INTERMEDIATE    SMALLCAP       INCOME
                                                MITES(SM) FUND     FUND          FUND        BOND FUND    EQUITY FUND      FUND
                                                --------------  -----------  ------------  ------------  ------------  ------------
ASSETS:
   Investments, at value (cost $26,086,117,
      $156,782,518, $139,405,680, $8,846,185,
      $7,318,006, and $11,057,840,
      respectively) ............................ $39,562,000   $182,026,671  $151,497,162   $8,859,590    $ 8,612,112   $11,565,913
   Cash ........................................         949      1,159,991     1,404,493      279,577             --     1,436,576
   Receivable for investments sold .............      43,258      7,451,191     2,492,010           --      2,311,762            --
   Receivable for Fund shares sold .............         250        279,074       108,397        6,020          6,718           739
   Dividends and interest receivable ...........      46,022        231,409       778,142       98,569         17,455        62,710
   Receivable from Adviser .....................          --             --            --        2,591             --            --
   Prepaid expense .............................       2,088          5,873         5,094        1,341          4,609         1,391
                                                 -----------   ------------  ------------   ----------    -----------   -----------
   TOTAL ASSETS ................................  39,654,567    191,154,209   156,285,298    9,247,688     10,952,656    13,067,329
                                                 -----------   ------------  ------------   ----------    -----------   -----------
LIABILITIES:
   Payable for investments purchased ...........     104,039      4,640,249     2,298,565           --        114,483       886,249
   Payable for Fund shares redeemed ............       1,900         81,986        80,441        3,242         17,685         6,079
   Distributions payable .......................          --            156            --        6,788             --            --
   Payable for investment advisory fees ........      33,918        161,523       100,718           --          4,846         4,140
   Payable for distribution fees ...............       9,020         41,310        35,516        2,136          2,732         2,494
   Payable for legal and audit fees ............       3,954         62,948        52,592        6,219          5,941           351
   Payable for shareholder
      communications expenses ..................      12,772         33,455        25,450        2,348          3,029         4,788
   Payable for shareholder services fees .......      15,080         36,934        36,121        5,592          3,868         5,523
   Payable to custodian ........................          --             --            --           --      1,534,813            --
   Other accrued expenses ......................       4,429          7,589        13,429        4,484            204         5,778
                                                 -----------   ------------  ------------   ----------    -----------   -----------
   TOTAL LIABILITIES ...........................     185,112      5,066,150     2,642,832       30,809      1,687,601       915,402
                                                 -----------   ------------  ------------   ----------    -----------   -----------
   NET ASSETS .................................. $39,469,455   $186,088,059  $153,642,466   $9,216,879    $ 9,265,055   $12,151,927
                                                 ===========   ============  ============   ==========    ===========   ===========
NET ASSETS CONSIST OF:
   Paid-in capital, at
     $0.001 par value .......................... $23,244,824   $148,631,959  $136,045,175   $9,249,045    $15,013,559   $11,287,977
   Accumulated net investment income (loss) ....      48,339        132,051         4,475       (6,735)        (3,258)       58,163
   Accumulated net realized gain
      (loss) on investments
      and foreign currency transactions ........   2,700,037     12,079,896     5,501,334      (38,836)    (7,039,352)      297,714
   Net unrealized appreciation/
      (depreciation) on investments ............  13,475,883     25,244,153    12,091,482       13,405      1,294,106       508,073
   Net unrealized appreciation on foreign
      currency translations ....................         372             --            --           --             --            --
                                                 -----------   ------------  ------------   ----------    -----------   -----------
   NET ASSETS .................................. $39,469,455   $186,088,059  $153,642,466   $9,216,879    $ 9,265,055   $12,151,927
                                                 ===========   ============  ============   ==========    ===========   ===========
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net assets .................................. $38,626,989   $182,551,288  $146,983,122   $8,999,751    $ 8,428,054   $12,063,463
                                                 ===========   ============  ============   ==========    ===========   ===========
   Shares of beneficial
      interest outstanding;
      unlimited number of
      shares authorized ........................   2,379,240     15,972,799    12,461,147      831,662        579,171     1,169,222
                                                   =========     ==========    ==========      =======        =======     =========
   NET ASSET VALUE, offering
      and redemption
      price per share ..........................      $16.24         $11.43        $11.80       $10.82         $14.55        $10.32
                                                      ======         ======        ======       ======         ======        ======
   CLASS A:
   Net assets ..................................      $4,382     $3,157,031    $5,535,095      $58,815       $536,737       $68,617
                                                      ======     ==========    ==========      =======       ========       =======
   Shares of beneficial
      interest outstanding;
      unlimited number of
      shares authorized ........................       271.5        277,317       467,378        5,435         37,079         6,447
                                                       =====        =======       =======        =====         ======         =====
   NET ASSET VALUE and
      redemption price
      per share ................................      $16.14         $11.38        $11.84       $10.82         $14.48        $10.64
                                                      ======         ======        ======       ======         ======        ======
   Maximum offering price per
      share (NAV / .96,
      based on maximum sales
      charge of 4.00%
      of the offering price) ...................      $16.81         $11.85        $12.33       $11.27         $15.08        $11.08
                                                      ======         ======        ======       ======         ======        ======
   CLASS B:
   Net assets ..................................    $502,805        $29,979      $184,105     $158,215         $7,097        $2,277
                                                    ========        =======      ========     ========         ======        ======
   Shares of beneficial
      interest outstanding;
      unlimited number of
      shares authorized ........................      32,457          2,671        15,435       14,626          504.6        209.33
                                                      ======          =====        ======       ======          =====        ======
   NET ASSET VALUE and offering
      price per share (a) ......................      $15.49         $11.22        $11.93       $10.82         $14.06        $10.88
                                                      ======         ======        ======       ======         ======        ======
   CLASS C:
   Net assets ..................................    $335,279       $349,761      $940,144        $98.4       $293,167       $17,570
                                                    ========       ========      ========        =====       ========       =======
   Shares of beneficial
      interest outstanding;
      unlimited number of
      shares authorized ........................      21,765         31,173        78,686         9.63         21,030      1,550.20
                                                      ======         ======        ======         ====         ======      ========
   NET ASSET VALUE and offering
      price per share (a) ......................      $15.40         $11.22        $11.95       $10.22         $13.94        $11.33
                                                      ======         ======        ======       ======         ======        ======

--------------------
(a) Redemption price varies based on the length of time held.


                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    MIGHTY        EQUITY       BALANCED    INTERMEDIATE    SMALLCAP       INCOME
                                                MITES(SM) FUND     FUND          FUND        BOND FUND    EQUITY FUND      FUND
                                                --------------  -----------  ------------  ------------  ------------  ------------
INVESTMENT INCOME:
   Dividends (net of foreign
     taxes of $237, $528,
      $585, $0, $0, and $0,
      respectively) ..........................  $    266,393   $  1,618,671   $    812,877            --  $     75,131 $    297,813
   Interest ..................................         6,552         38,612      1,456,851  $    219,288            --      106,835
                                                ------------   ------------   ------------  ------------  ------------ ------------
   TOTAL INVESTMENT INCOME ...................       272,945      1,657,283      2,269,728       219,288        75,131      404,648
                                                ------------   ------------   ------------  ------------  ------------ ------------
EXPENSES:
   Investment advisory fees ..................       191,024        924,395        583,353        28,726        51,072       57,748
   Distribution fees - Class AAA .............        46,744        226,882        185,844        11,638        11,815       14,305
   Distribution fees - Class A ...............            10          7,506         14,225           132         1,197          216
   Distribution fees - Class B ...............         2,422            159            886           947            34           11
   Distribution fees - Class C ...............         1,606          1,696          5,093             1         1,384           85
   Accounting fees ...........................            --         22,625         22,625            --            --           --
   Custodian fees ............................        16,719         49,456         48,298         4,692        12,972       11,523
   Interest expense ..........................         1,436             --             --            --            --           --
   Legal and audit fees ......................        17,855         51,824         45,211        10,444        10,364       11,100
   Registration expenses .....................        11,754         20,057         18,969        15,464        14,541       18,181
   Shareholder communications expenses .......         8,950         20,870         16,814         1,258         1,830        2,623
   Shareholder services fees .................        18,963         85,773         59,832         6,501         7,036        7,516
   Trustees' fees ............................         1,117          5,435          4,543           297           282          358
   Miscellaneous expenses ....................         4,454         10,113          9,058         3,891         2,451        2,481
                                                ------------   ------------   ------------  ------------  ------------ ------------
   TOTAL EXPENSES ............................       323,054      1,426,791      1,014,751        83,991       114,978      126,147
                                                ------------   ------------   ------------  ------------  ------------ ------------
   LESS:
      Expense reimbursements (see Note 3) ....            --             --             --       (31,702)      (23,980)     (28,068)
      Custodian fee credits ..................           (38)       (49,219)       (47,931)       (3,664)      (12,728)     (11,277)
                                                ------------   ------------   ------------  ------------  ------------ ------------
   TOTAL REIMBURSEMENTS AND CREDITS ..........           (38)       (49,219)       (47,931)      (35,366)      (36,708)     (39,345)
                                                ------------   ------------   ------------  ------------  ------------ ------------
   NET EXPENSES ..............................       323,016      1,377,572        966,820        48,625        78,270       86,802
                                                ------------   ------------   ------------  ------------  ------------ ------------
   NET INVESTMENT INCOME (LOSS) ..............       (50,071)       279,711      1,302,908       170,663        (3,139)     317,846
                                                ------------   ------------   ------------  ------------  ------------ ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain (loss) on investments ...     3,395,771     14,040,307      5,737,379        (9,343)    1,236,407      401,540
   Net realized gain (loss) on foreign
      currency transactions ..................            12            (41)            --            --            --           --
                                                ------------   ------------   ------------  ------------  ------------ ------------
   Net realized gain (loss) on investments and
      foreign currency transactions ..........     3,395,783     14,040,266      5,737,379        (9,343)    1,236,407      401,540
                                                ------------   ------------   ------------  ------------  ------------ ------------
   Net change in unrealized appreciation/
      depreciation on investments ............     2,992,525         27,517      1,315,391        21,300       360,963      262,934
   Net change in unrealized appreciation/
      depreciation on foreign currency
      translations ...........................           191             --             --            --            --           --
                                                ------------   ------------   ------------  ------------  ------------ ------------
   Net change in unrealized appreciation/
      depreciation on investments and
      foreign currency translations ..........     2,992,716         27,517      1,315,391        21,300       360,963      262,934
                                                ------------   ------------   ------------  ------------  ------------ ------------
   NET REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS AND FOREIGN CURRENCY ....     6,388,499     14,067,783      7,052,770        11,957     1,597,370      664,474
                                                ------------   ------------   ------------  ------------  ------------ ------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ........................  $  6,338,428   $ 14,347,494   $  8,355,678  $    182,620  $  1,594,231 $    982,320
                                                ============   ============   ============  ============  ============ ============

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        MITES(SM) FUND                         EQUITY FUND
                                                            ---------------------------------     ---------------------------------
                                                             FOR THE SIX          FOR THE          FOR THE SIX           FOR THE
                                                             MONTHS ENDED        YEAR ENDED        MONTHS ENDED        YEAR ENDED
                                                            MARCH 31, 2007      SEPTEMBER 30,     MARCH 31, 2007      SEPTEMBER 30,
                                                              (UNAUDITED)           2006            (UNAUDITED)           2006
                                                             -------------      -------------      -------------      -------------
OPERATIONS:
   Net investment income (loss) ........................     $     (50,071)     $    (125,865)     $     279,711      $   1,000,235
   Net realized gain on investments and foreign
      currency transactions ............................         3,395,783          5,570,818         14,040,266         31,162,114
   Net change in unrealized appreciation/depreciation on
      investments and foreign currency translations ....         2,992,716         (1,883,665)            27,517
                                                                                                                         (8,918,553)
                                                             -------------      -------------      -------------      -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          6,338,428          3,561,288         14,347,494         23,243,796
                                                             -------------      -------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ........................................                --                 --           (737,096)          (782,257)
      Class A ..........................................                --                 --             (4,914)           (14,014)
      Class B ..........................................                --                 --                 --                (77)
      Class C ..........................................                --                 --                 --               (619)
                                                             -------------      -------------      -------------      -------------
                                                                        --                 --           (742,010)          (796,967)
                                                             -------------      -------------      -------------      -------------
   Net realized gain on investments
      Class AAA ........................................        (5,192,410)        (5,443,979)       (28,093,088)                --
      Class A ..........................................              (567)            (5,023)          (451,192)                --
      Class B ..........................................           (72,032)           (53,095)            (5,227)                --
      Class C ..........................................           (45,682)           (35,532)           (52,506)                --
                                                             -------------      -------------      -------------      -------------
                                                                (5,310,691)        (5,537,629)       (28,602,013)                --
                                                             -------------      -------------      -------------      -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................        (5,310,691)        (5,537,629)       (29,344,023)          (796,967)
                                                             -------------      -------------      -------------      -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ........................................         1,015,507          2,461,715         25,012,428         33,121,467
      Class A ..........................................               144              1,008            259,201          1,707,348
      Class B ..........................................                --                 --                 --                 --
      Class C ..........................................                --              2,900             14,073            268,288
                                                             -------------      -------------      -------------      -------------
                                                                 1,015,651          2,465,623         25,285,702         35,097,103
                                                             -------------      -------------      -------------      -------------
   Proceeds from reinvestment of distributions
      Class AAA ........................................         4,658,234          5,123,877         27,658,190            726,922
      Class A ..........................................               546              5,005            451,853              9,432
      Class B ..........................................            71,845             52,941              3,906                 41
      Class C ..........................................            45,659             35,514             51,834                619
                                                             -------------      -------------      -------------      -------------
                                                                 4,776,284          5,217,337         28,165,783            737,014
                                                             -------------      -------------      -------------      -------------
   Cost of shares redeemed
      Class AAA ........................................        (4,905,179)       (15,297,041)       (24,783,241)       (64,882,159)
      Class A ..........................................                --            (39,730)          (107,352)        (1,573,899)
      Class B ..........................................           (26,688)           (15,709)            (3,000)            (1,442)
      Class C ..........................................           (27,748)           (43,008)            (5,319)          (131,911)
                                                             -------------      -------------      -------------      -------------
                                                                (4,959,615)       (15,395,488)       (24,898,912)       (66,589,411)
                                                             -------------      -------------      -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      SHARES OF BENEFICIAL INTEREST TRANSACTIONS .......           832,320         (7,712,528)        28,552,573        (30,755,294)
                                                             -------------      -------------      -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS ...............         1,860,057         (9,688,869)        13,556,044         (8,308,465)

NET ASSETS:
   Beginning of period .................................        37,609,398         47,298,267        172,532,015        180,840,480
                                                             -------------      -------------      -------------      -------------
   End of period .......................................     $  39,469,455      $  37,609,398      $ 186,088,059      $ 172,532,015
                                                             =============      =============      =============      =============
   Undistributed net investment income .................     $      48,339      $      98,410      $     132,051      $     594,350
                                                             =============      =============      =============      =============

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                        BALANCED FUND                   INTERMEDIATE BOND FUND
                                                            ---------------------------------     ---------------------------------
                                                             FOR THE SIX          FOR THE          FOR THE SIX           FOR THE
                                                             MONTHS ENDED        YEAR ENDED        MONTHS ENDED        YEAR ENDED
                                                            MARCH 31, 2007      SEPTEMBER 30,     MARCH 31, 2007      SEPTEMBER 30,
                                                              (UNAUDITED)          2006             (UNAUDITED)           2006
                                                             -------------      -------------      -------------      -------------
OPERATIONS:
   Net investment income (loss) .......................     $   1,302,908      $   2,651,377      $     170,663      $     389,137
   Net realized gain (loss) on investments ............         5,737,379         19,456,154             (9,343)           (12,289)
   Net change in unrealized appreciation/depreciation
      on investments ..................................         1,315,391         (7,798,557)            21,300            (90,810)
                                                            -------------      -------------      -------------      -------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         8,355,678         14,308,974            182,620            286,038
                                                            -------------      -------------      -------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA .......................................        (1,254,121)        (2,709,658)          (172,762)          (373,401)
      Class A .........................................           (40,835)           (67,539)            (1,366)            (5,320)
      Class B .........................................              (911)              (454)            (2,802)           (10,351)
      Class C .........................................            (4,566)            (2,979)                (3)               (65)
                                                            -------------      -------------      -------------      -------------
                                                               (1,300,433)        (2,780,630)          (176,933)          (389,137)
                                                            -------------      -------------      -------------      -------------
   Net realized gain on investments
      Class AAA .......................................       (18,214,060)        (9,760,439)                --            (14,113)
      Class A .........................................          (697,805)          (364,172)                --               (241)
      Class B .........................................           (22,753)            (9,202)                --               (665)
      Class C .........................................          (127,276)           (61,573)                --                 --*
                                                            -------------      -------------      -------------      -------------
                                                              (19,061,894)       (10,195,386)                --            (15,019)
                                                            -------------      -------------      -------------      -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................       (20,362,327)       (12,976,016)          (176,933)          (404,156)
                                                            -------------      -------------      -------------      -------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA .......................................        14,951,121         27,845,576            315,177          2,310,376
      Class A .........................................           207,365            795,329                 --            168,497
      Class B .........................................            43,323              3,171                 --            137,989
      Class C .........................................            98,840            103,367                 --             53,292
                                                            -------------      -------------      -------------      -------------
                                                               15,300,649         28,747,443            315,177          2,670,154
                                                            -------------      -------------      -------------      -------------
   Proceeds from reinvestment of distributions
      Class AAA .......................................        18,733,748         11,833,526            135,272            329,870
      Class A .........................................           647,159            388,820              1,333              5,414
      Class B .........................................            15,346              8,142                606              5,372
      Class C .........................................           104,955             52,080                 --                 --
                                                            -------------      -------------      -------------      -------------
                                                               19,501,208         12,282,568            137,211            340,656
                                                            -------------      -------------      -------------      -------------
   Cost of shares redeemed
      Class AAA .......................................       (20,256,002)       (40,477,393)        (1,373,256)        (2,883,978)
      Class A .........................................          (477,743)        (1,305,055)           (34,365)          (138,752)
      Class B .........................................                --            (11,401)          (124,890)          (235,964)
      Class C .........................................          (129,507)          (208,504)                --            (53,344)
                                                            -------------      -------------      -------------      -------------
                                                              (20,863,252)       (42,002,353)        (1,532,511)        (3,312,038)
                                                            -------------      -------------      -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      SHARES OF BENEFICIAL INTEREST TRANSACTIONS ......        13,938,605           (972,342)        (1,080,123)          (301,228)
                                                            -------------      -------------      -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS ..............         1,931,956            360,616         (1,074,436)          (419,346)

NET ASSETS:
   Beginning of period ................................       151,710,510        151,349,894         10,291,315         10,710,661
                                                            -------------      -------------      -------------      -------------
   End of period ......................................     $ 153,642,466      $ 151,710,510      $   9,216,879      $  10,291,315
                                                            =============      =============      =============      =============
   Undistributed net investment income ................     $       4,475      $       2,000      $          --      $          --
                                                            =============      =============      =============      =============

------------------
* Amount represents less than $1.00.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                   SMALLCAP EQUITY FUND                      INCOME FUND
                                                             ---------------------------------     ---------------------------------
                                                             FOR THE SIX           FOR THE          FOR THE SIX           FOR THE
                                                             MONTHS ENDED         YEAR ENDED        MONTHS ENDED        YEAR ENDED
                                                            MARCH 31, 2007       SEPTEMBER 30,     MARCH 31, 2007      SEPTEMBER 30,
                                                              (UNAUDITED)            2006            (UNAUDITED)           2006
                                                             -------------       -------------      -------------      -------------
OPERATIONS:
   Net investment income (loss) .......................     $     (3,139)        $    112,195       $    317,846       $    600,887
   Net realized gain on investments ...................        1,236,407            1,048,122            401,540          2,485,605
   Net change in unrealized appreciation/depreciation
      on investments ..................................          360,963             (156,440)           262,934         (2,698,672)
                                                            ------------         ------------       ------------       ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        1,594,231            1,003,877            982,320            387,820
                                                            ------------         ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA .......................................         (105,452)                  --           (269,447)          (415,259)
      Class A .........................................           (4,971)                  --             (1,614)            (2,324)
      Class B .........................................              (19)                  --                (44)               (23)
      Class C .........................................           (1,872)                  --               (323)              (162)
                                                            ------------         ------------       ------------       ------------
                                                                (112,314)                  --           (271,428)          (417,768)
                                                            ------------         ------------       ------------       ------------
   Net realized gains on investments
      Class AAA .......................................               --                   --         (2,261,447)        (4,124,003)
      Class A .........................................               --                   --            (20,488)           (24,170)
      Class B .........................................               --                   --               (415)              (544)
      Class C .........................................               --                   --             (3,062)            (3,976)
                                                            ------------         ------------       ------------       ------------
                                                                      --                   --         (2,285,412)        (4,152,693)
                                                            ------------         ------------       ------------       ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................         (112,314)                  --         (2,556,840)        (4,570,461)
                                                            ------------         ------------       ------------       ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA .......................................        2,014,271            2,726,239          2,018,813          4,386,990
      Class A .........................................          132,635              278,007              6,865                288
      Class B .........................................               --                   --                 --                 --
      Class C .........................................           25,511              225,481                 --                 --
                                                            ------------         ------------       ------------       ------------
                                                               2,172,417            3,229,727          2,025,678          4,387,278
                                                            ------------         ------------       ------------       ------------
   Proceeds from reinvestment of distributions
      Class AAA .......................................           77,961                   --          2,406,727          4,301,518
      Class A .........................................            4,969                   --             20,659             26,449
      Class B .........................................               18                   --                431                520
      Class C .........................................            1,871                   --              3,357              4,093
                                                            ------------         ------------       ------------       ------------
                                                                  84,819                   --          2,431,174          4,332,580
                                                            ------------         ------------       ------------       ------------
   Cost of shares redeemed
      Class AAA .......................................       (3,753,958)          (3,680,038)        (2,858,591)        (8,661,378)
      Class A .........................................          (71,524)             (26,885)           (40,751)                --
      Class B .........................................               --               (5,461)                --                 --
      Class C .........................................          (12,900)                  --                 --                 --
                                                            ------------         ------------       ------------       ------------
                                                              (3,838,382)          (3,712,384)        (2,899,342)        (8,661,378)
                                                            ------------         ------------       ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      SHARES OF BENEFICIAL INTEREST TRANSACTIONS ......       (1,581,146)            (482,657)         1,557,510             58,480
                                                            ------------         ------------       ------------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS ..............          (99,229)             521,220            (17,010)        (4,124,161)

NET ASSETS:
   Beginning of period ................................        9,364,284            8,843,064         12,168,937         16,293,098
                                                            ------------         ------------       ------------       ------------
   End of period ......................................     $  9,265,055         $  9,364,284       $ 12,151,927       $ 12,168,937
                                                            ============         ============       ============       ============
   Undistributed net investment income ................     $         --         $    112,195       $     58,163       $     11,745
                                                            ============         ============       ============       ============

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION. The Westwood Funds, formerly the Gabelli Westwood Funds, (the "Trust") was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the
"1940 Act"), as a diversified open-end management investment company and currently consists of six active separate investment portfolios: Mighty
Mites(SM) Fund, Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, and Income Fund (individually, a "Fund" and collectively, the "Funds"), each with four classes of shares outstanding. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Prior to July 18, 2005, the Westwood Income Fund's name was Westwood Realty Fund.

Effective July 1, 2007, the name of the Trust will change to the GAMCO Westwood Funds and the name of each of the individual funds will become: GAMCO Westwood Mighty Mites(SM) Fund, GAMCO Westwood Equity Fund, GAMCO Westwood Balanced Fund, GAMCO Westwood Intermediate Bond Fund, GAMCO Westwood SmallCap Equity Fund, and GAMCO Westwood Income Fund.

The investment objectives of each Fund are as follows:

o Mighty Mites(SM) Fund seeks to provide long-term capital appreciation by investing primarily in micro-capitalization equity securities.

o Equity Fund seeks to provide capital appreciation. The Fund's secondary goal is to produce current income.

o Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

o Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

o SmallCap Equity Fund seeks to provide long-term capital appreciation by investing primarily in smaller capitalization equity securities.

o Income Fund seeks to provide a high level of current income as well as long-term capital appreciation by investing primarily in income producing equity and fixed income securities.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Advisers, Inc. (the "Adviser").

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Mighty Mites(SM), Balanced, SmallCap Equity, and Income Funds own shares of Real Estate Investment Trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year which represent a return of capital are recorded as a reduction to the cost of the individual REIT and distributions which represent a capital gain dividend are recorded as a realized long-term capital gain on investments.

SECURITIES SOLD SHORT. The Mighty Mites(SM) Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Mighty Mites(SM) Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Mighty Mites(SM) Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Mighty Mites(SM) Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Mighty Mites(SM) Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Mighty Mites(SM) Fund did not hold any short positions as of March 31, 2007.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 10% (except for the Mighty Mites(SM) Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in restricted securities issued under
Section 4(2) of the Securities Act of 1933, as amended. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Rule 144A securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Funds are informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in a Fund's custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate. This amount, if any, is shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income are declared and paid annually for the Mighty Mites(SM), Equity, and SmallCap Equity Funds, and quarterly for the Balanced and Income Funds. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.


The tax character of distributions paid during the fiscal year ended September 30, 2006 was as follows:

                                      MIGHTY                              INTERMEDIATE   SMALLCAP
                                     MITES(SM)     EQUITY     BALANCED        BOND        EQUITY       INCOME
                                       FUND         FUND        FUND          FUND         FUND         FUND
                                    ----------    --------   -----------    --------     --------    ----------
Ordinary income
  (inclusive of
  short-term capital gains) .......         --    $796,967   $ 3,260,752    $397,787           --    $  522,331
Net long-term capital gains ....... $5,537,629          --     9,715,264       6,369           --     4,048,130
                                    ----------    --------   -----------    --------     --------    ----------
Total distributions paid .......... $5,537,629    $796,967   $12,976,016    $404,156           --    $4,570,461
                                    ==========    ========   ===========    ========     ========    ==========

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds' net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2006:

                             MIGHTY                              INTERMEDIATE   SMALLCAP
                            MITES(SM)     EQUITY     BALANCED        BOND        EQUITY       INCOME
EXPIRING IN FISCAL YEAR       FUND         FUND        FUND          FUND         FUND         FUND
-----------------------    ----------    --------   -----------    --------     --------    ----------
2010 .....................    --           --          --               --     $3,418,946       --
2011 .....................    --           --          --               --      4,845,486       --
2012 .....................    --           --          --               --             --       --
2013 .....................    --           --          --               --             --       --
2014 .....................    --           --          --           $3,903             --       --

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


These capital loss carryforwards are available to reduce future required distributions of net capital gains to shareholders.

Under the current tax law, capital losses related to securities realized after October 31 and prior to the Funds' fiscal year end may be treated as occurring on the first day of the following year. For the fiscal year ended September 30, 2006, the Mighty Mites(SM) Fund and Intermediate Bond Fund deferred capital losses of $3,281 and $8,386, respectively.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at March 31, 2007:

                                      MIGHTY                             INTERMEDIATE  SMALLCAP
                                     MITES(SM)     EQUITY     BALANCED       BOND       EQUITY      INCOME
                                       FUND         FUND        FUND         FUND        FUND        FUND
                                    ----------    --------   -----------   --------    --------   ----------
Aggregate cost of investments      $26,151,271 $156,935,407 $139,451,807  $8,846,185  $7,342,168 $11,059,287
                                   =========== ============ ============  ==========  ========== ===========
Gross unrealized appreciation      $16,015,501 $ 25,923,671 $ 12,796,378  $  109,021  $1,362,675 $   632,425
Gross unrealized depreciation       (2,604,772)    (832,407)    (751,023)    (95,616)    (92,731)   (125,799)
                                   ----------- ------------ ------------  ----------  ---------- -----------
Net unrealized appreciation        $13,410,729 $ 25,091,264 $ 12,045,355  $   13,405  $1,269,944 $   506,626
                                   =========== ============ ============  ==========  ========== ===========

In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for the Funds no later than its March 31, 2008 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management is evaluating the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

3. INVESTMENT ADVISORY AGREEMENTS AND OTHER TRANSACTIONS. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites(SM), Equity, SmallCap Equity, and Income Funds, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Funds' portfolios, oversees the administration of all aspects of the Funds' business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the Intermediate Bond, SmallCap Equity, and Income Funds in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least September 30, 2007. The reimbursement agreement ended on September 30, 2005 for the Mighty Mites(SM) Fund. For the six months ended March 31, 2007, the Adviser waived fees or reimbursed expenses in the amounts of $31,702, $23,980, and $28,068 for the Intermediate Bond, SmallCap Equity, and Income Funds, respectively.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


The Intermediate Bond, SmallCap Equity, and Income Funds are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA of 1.00%, 1.50%, and 1.50%, respectively, and for Class A of 1.10%, 1.75%, and
1.75%, respectively, and for Class B and Class C of 1.75%, 2.25%, and 2.25%, respectively of average daily net assets, the annual limitation under the Advisory Agreement. If the Mighty Mites(SM) Fund's expense ratio for the fiscal year ending September 30, 2007, is less than its prior expense cap of 1.50%, 1.75%, 2.25% and 2.25% for Class AAA, Class A, Class B, and Class C Shares, respectively, the Fund will repay the Adviser for any amounts which are under the limits for the respective Class(es) up to the amount the Adviser reimbursed the Fund in the fiscal year ended September 30, 2005. As of March 31, 2007, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $118,942, $160,589, $135,754, and $215,623 for the
Mighty Mites(SM), Intermediate Bond, SmallCap Equity, and Income Funds, respectively.

The Adviser has entered into a Sub-Advisory Agreement with Westwood Management Corp. (the "Sub-Adviser") for all Funds except the Mighty Mites(SM) Fund, for which there is not a Sub-Advisory agreement. The Adviser pays the Sub-Adviser out of its advisory fees with respect to the Funds (except the Mighty Mites(SM)
Fund) a fee computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds. For the six months ended March 31, 2007, the Adviser informed the Funds that it paid collectively to the Sub-Adviser fees of $414,205 for the Equity, Balanced, Intermediate Bond, SmallCap Equity, and Income Funds.

On May 1, 2007, the Trust informed the Sub-Adviser that the Trust had elected to terminate the Sub-Advisory Agreement with respect to the Westwood SmallCap Equity Fund and the Westwood Income Fund effective July 1, 2007. Beginning July 1, 2007, the Adviser will assume all of the duties and responsibilities with respect to these Funds that had been delegated to the Sub-Adviser. The
Sub-Adviser will continue to serve as such to the Westwood Equity Fund, the Westwood Balanced Fund, and the Westwood Intermediate Bond Fund. Gabelli Advisers,Inc. will remain as the investment adviser to the Westwood Mighty Mites(SM) Fund, Westwood SmallCap Equity Fund, and the Westwood Income Fund.

The Trust pays each Trustee that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Funds.

4. DISTRIBUTION PLAN. The Trust's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. Under the Class AAA, Class A, Class B, and
Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund's Class A Shares at an annual rate of 0.35%), 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2007, other than short-term securities, are as follows:

                                       PURCHASES         SALES        PURCHASES       SALES
                                    (EXCLUDING U.S. (EXCLUDING U.S.    OF U.S.       OF U.S.
                                       GOVERNMENT      GOVERNMENT    GOVERNMENT    GOVERNMENT
                                       SECURITIES)     SECURITIES)   SECURITIES    SECURITIES
                                     -------------   ------------    ----------    ----------
    Mighty Mites(SM) Fund ..........  $ 1,073,446    $ 4,183,638             --            --
    Equity Fund ....................   60,580,426     63,266,114             --            --
    Balanced Fund ..................   29,948,263     29,861,348     $7,526,858   $13,546,934
    Intermediate Bond Fund .........           --        250,000        423,275     1,082,082
    SmallCap Equity Fund ...........    3,419,467      5,959,916             --            --
    Income Fund ....................    2,950,837      2,804,774      1,494,364     1,639,419

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2007, the Mighty Mites(SM) Fund paid brokerage commissions of $3,254 to Gabelli & Company. Additionally, Gabelli & Company informed the Trust that it received $27,889 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between each Fund and the Adviser. During the six months ended March 31, 2007, the Equity and Balanced Funds each paid or accrued $22,625 to the Adviser in connection with the cost of computing these Fund's NAVs. A reimbursement was not sought during the six months ended March 31, 2007 for the Mighty Mites(SM), Intermediate Bond, SmallCap Equity, and Income Funds.

7. SHARES OF BENEFICIAL INTEREST. The Funds currently offer four classes of shares - Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been offered publicly.

Only the Mighty Mites(SM) Fund imposes a redemption fee of 2.00% on Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Mighty Mites(SM) Fund. The Mighty Mites(SM) Fund did not retain any redemption fees during the six months ended March 31, 2007.

The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Mighty Mites(SM) Fund,
(iii) the shares were purchased through programs that collect the redemption fees at the program level and remit them to the Mighty Mites(SM) Fund, or
(iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED  YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED  YEAR ENDED
                                  MARCH 31, 2007  SEPTEMBER 30,   MARCH 31, 2007  SEPTEMBER 30,  MARCH 31, 2007  SEPTEMBER 30,
                                    (UNAUDITED)       2006         (UNAUDITED)         2006        (UNAUDITED)       2006
                                 ---------------- ------------  ----------------  ------------- ---------------  -------------
                                      MIGHTY MITES(SM) FUND                EQUITY FUND                  BALANCED FUND
                                 -----------------------------  ------------------------------- ------------------------------
CLASS AAA
Shares sold .......................  65,579         161,543        2,054,191        2,831,089        1,217,219      2,232,486
Shares issued upon
  reinvestment of distributions ... 309,929         350,949        2,471,688           64,387        1,607,789        977,328
Shares redeemed ...................(297,902)       (990,386)      (2,094,530)      (5,457,286)      (1,672,605)    (3,247,049)
                                   --------        --------       ----------       ----------       ----------     ----------
  Net increase (decrease) in
    Class AAA shares ..............  77,606        (477,894)       2,431,349       (2,561,810)       1,152,403        (37,235)
                                   ========        ========       ==========       ==========       ==========     ==========
CLASS A
Shares sold .......................       9              64           22,867          153,176           17,378         63,619
Shares issued upon
  reinvestment of distributions ...      37             344           40,525              838           55,304         32,181
Shares redeemed ...................      --          (2,646)          (9,285)        (135,896)         (40,154)      (105,132)
                                   --------        --------       ----------       ----------       ----------     ----------
  Net increase (decrease) in
    Class A shares ................      46          (2,238)          54,107           18,118           32,528         (9,332)
                                   ========        ========       ==========       ==========       ==========     ==========
CLASS B
Shares sold .......................      --              --               --               --            3,276            258
Shares issued upon
  reinvestment of distributions ...   4,999           3,739              354                4            1,303            675
Shares redeemed ...................  (1,828)         (1,025)            (271)            (123)              --           (911)
                                   --------        --------       ----------       ----------       ----------     ----------
  Net increase (decrease) in
    Class B shares ................   3,171           2,714               83             (119)           4,579             22
                                   ========        ========       ==========       ==========       ==========     ==========
CLASS C
Shares sold .......................      --             193            1,177           23,107            7,539          8,421
Shares issued upon
  reinvestment of distributions ...   3,195           2,521            4,708               55            8,894          4,312
Shares redeemed ...................  (1,680)         (2,620)            (419)         (11,083)         (10,687)       (16,669)
                                   --------        --------       ----------       ----------       ----------     ----------
  Net increase (decrease) in
    Class C shares ................   1,515              94            5,466           12,079            5,746         (3,936)
                                   ========        ========       ==========       ==========       ==========     ==========
                                     INTERMEDIATE BOND FUND         SMALLCAP EQUITY FUND                  INCOME FUND
                                 -----------------------------  ------------------------------- ------------------------------
CLASS AAA
Shares sold .......................  29,118         215,535          144,382          231,280          191,044        331,345
Shares issued upon
  reinvestment of distributions ...  12,487          30,698            5,666               --          236,290        371,438
Shares redeemed ...................(126,987)       (268,616)        (267,461)        (305,471)        (258,891)      (681,221)
                                   --------        --------       ----------       ----------       ----------     ----------
  Net increase (decrease) in
    Class AAA shares .............. (85,382)        (22,383)        (117,413)         (74,191)         168,443         21,562
                                   ========        ========       ==========       ==========       ==========     ==========
CLASS A
Shares sold .......................      --          15,561            9,502           22,889              537             22
Shares issued upon
  reinvestment of distributions ...     123             505              363               --            1,966          2,237
Shares redeemed ...................  (3,161)        (12,868)          (5,163)          (2,150)          (3,888)            --
                                   --------        --------       ----------       ----------       ----------     ----------
  Net increase (decrease) in
    Class A shares ................  (3,038)          3,198            4,702           20,739           (1,385)         2,259
                                   ========        ========       ==========       ==========       ==========     ==========
CLASS B
Shares sold .......................      --          12,727               --               --               --             --
Shares issued upon
  reinvestment of distributions ...      56             500                1               --               40             43
Shares redeemed ................... (11,571)        (21,971)              --             (414)              --             --
                                   --------        --------       ----------       ----------       ----------     ----------
  Net increase (decrease) in
    Class B shares ................ (11,515)         (8,744)               1             (414)              40             43
                                   ========        ========       ==========       ==========       ==========     ==========
CLASS C
Shares sold .......................      --           5,174            1,901           19,909               --             --
Shares issued upon
  reinvestment of distributions ...      --              --              141               --              300            333
Shares redeemed ...................      --          (5,174)            (931)              --               --             --
                                   --------        --------       ----------       ----------       ----------     ----------
  Net increase (decrease) in
    Class C shares ................      --              --            1,111           19,909              300            333
                                   ========        ========       ==========       ==========       ==========     ==========

THE WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


8. INDEMNIFICATIONS. The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. OTHER MATTERS. Affiliates of the Adviser, including Gabelli Funds LLC, received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by Gabelli Funds, LLC. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, Gabelli Funds, LLC was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from Gabelli Funds, LLC in connection with the actions of two of seven closed-end funds managed by Gabelli Funds, LLC relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                              OPERATING PERFORMANCE            DISTRIBUTIONS TO SHAREHOLDERS
                         ---------------------------------  -------------------------------------


                                       NET
                                   REALIZED AND
              NET ASSET      NET    UNREALIZED     TOTAL                    NET
                VALUE,   INVESTMENT    GAIN        FROM         NET      REALIZED
PERIOD ENDED  BEGINNING    INCOME       ON      INVESTMENT  INVESTMENT   GAIN ON        TOTAL      REDEMPTION
SEPTEMBER 30  OF PERIOD  (LOSS)(A) INVESTMENTS  OPERATIONS    INCOME   INVESTMENTS  DISTRIBUTIONS    FEES(A)
------------  ---------  --------- -----------  ----------  ---------- -----------  -------------  ----------
MIGHTY MITES(SM) FUND
CLASS AAA
2007(c)        $16.01     $(0.02)     $2.71        $2.69          --     $(2.46)       $(2.46)          --
2006            16.73      (0.04)      1.34         1.30          --      (2.02)        (2.02)          --
2005            15.07      (0.02)      2.97         2.95          --      (1.29)        (1.29)       $0.00(g)
2004            13.42      (0.03)      1.84         1.81          --      (0.16)        (0.16)        0.00(g)
2003            11.29      (0.03)      2.25         2.22      $(0.04)     (0.05)        (0.09)          --
2002            10.99       0.03       0.37         0.40       (0.10)        --         (0.10)          --
CLASS A
2007(c)        $15.94     $(0.04)     $2.70        $2.66          --     $(2.46)       $(2.46)          --
2006            16.70      (0.10)      1.36         1.26          --      (2.02)        (2.02)          --
2005            15.08      (0.06)      2.97         2.91          --      (1.29)        (1.29)       $0.00(g)
2004            13.46      (0.06)      1.84         1.78          --      (0.16)        (0.16)        0.00(g)
2003            11.36      (0.05)      2.26         2.21      $(0.06)     (0.05)        (0.11)          --
2002(h)         10.97      (0.01)      0.40         0.39          --         --            --           --
CLASS B
2007(c)        $15.43     $(0.08)     $2.60        $2.52          --     $(2.46)       $(2.46)          --
2006            16.31      (0.15)      1.29         1.14          --      (2.02)        (2.02)          --
2005            14.82      (0.14)      2.92         2.78          --      (1.29)        (1.29)       $0.00(g)
2004            13.30      (0.14)      1.82         1.68          --      (0.16)        (0.16)        0.00(g)
2003            11.24      (0.11)      2.22         2.11          --      (0.05)        (0.05)          --
2002            10.96      (0.02)      0.34         0.32      $(0.04)        --         (0.04)          --
CLASS C
2007(c)        $15.35     $(0.08)     $2.59        $2.51          --     $(2.46)       $(2.46)          --
2006            16.24      (0.15)      1.28         1.13          --      (2.02)        (2.02)          --
2005            14.77      (0.14)      2.90         2.76          --      (1.29)        (1.29)       $0.00(g)
2004            13.25       0.02       1.66         1.68          --      (0.16)        (0.16)        0.00(g)
2003            11.19      (0.12)      2.23         2.11          --      (0.05)        (0.05)          --
2002            10.98      (0.06)      0.37         0.31      $(0.10)        --         (0.10)          --

                                       RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                               ---------------------------------------------------------------------
                                                                  OPERATING
                                                                   EXPENSES
                                                      OPERATING    NET OF      OPERATING
                 NET               NET                 EXPENSES    WAIVERS/    EXPENSES
                ASSET            ASSETS,      NET       NET OF    REIMBURSE-    BEFORE
                VALUE,           END OF   INVESTMENT   WAIVERS/     MENTS/     WAIVERS/   PORTFOLIO
PERIOD ENDED    END OF   TOTAL   PERIOD     INCOME    REIMBURSE-  CUSTODIAN   REIMBURSE-  TURNOVER
SEPTEMBER 30   PERIOD  RETURN+ (IN 000'S)   (LOSS)      MENTS    FEE CREDITS    MENTS(B)    RATE
------------   ------  -------  --------   --------   ---------  -----------  ----------  ---------
MIGHTY MITES(SM) FUND
CLASS AAA
2007(c)        $16.24   18.0%    $38,627  (0.25)%(d)    1.68%(d)   1.68%(d)   1.68%(d)(e)      3%
2006            16.01    9.0      36,843  (0.28)        1.61       1.61       1.61(f)          4
2005            16.73   20.4      46,497  (0.13)        1.50       1.50       1.74             9
2004            15.07   13.6      50,805  (0.20)        1.50       1.50       1.66            36
2003            13.42   19.8      51,138  (0.21)        1.50       1.50       1.66            14
2002            11.29    3.6      31,103   0.27         1.50       1.50       1.78            18
CLASS A
2007(c)        $16.14   17.9%    $     4  (0.50)%(d)    1.93%(d)   1.93%(d)   1.93%(d)(e)      3%
2006            15.94    8.7           3  (0.63)        1.86       1.86       1.86(f)          4
2005            16.70   20.1          41  (0.41)        1.75       1.75       2.00             9
2004            15.08   13.3          39  (0.42)        1.75       1.75       1.91            36
2003            13.46   19.7          33  (0.46)        1.75       1.75       1.91            14
2002(h)         11.36    3.6           1   0.02         1.75(d)    1.75(d)    2.03(d)         18
CLASS B
2007(c)        $15.49   17.6%    $   503  (1.00)%(d)    2.43%(d)   2.43%(d)   2.43%(d)(e)      3%
2006            15.43    8.1         452  (1.00)        2.36       2.36       2.36(f)          4
2005            16.31   19.6         433  (0.89)        2.25       2.25       2.49             9
2004            14.82   12.7         400  (0.95)        2.25       2.25       2.41            36
2003            13.30   18.9         517  (0.96)        2.25       2.25       2.41            14
2002            11.24    2.9           4  (0.48)        2.25       2.25       2.53            18
CLASS C
2007(c)        $15.40   17.6%    $   335  (1.00)%(d)    2.43%(d)   2.43%(d)   2.43%(d)(e)      3%
2006            15.35    8.1         311  (1.01)        2.36       2.36       2.36(f)          4
2005            16.24   19.5         327  (0.91)        2.25       2.25       2.49             9
2004            14.77   12.7         308  (0.89)        2.25       2.25       2.41            36
2003            13.25   19.0          99  (0.96)        2.25       2.25       2.41            14
2002            11.19    2.8          59  (0.48)        2.25       2.25       2.53            18

---------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share data is calculated using the average shares outstanding method.
(b) Prior to the period beginning October 1, 2005, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) For the six months ended March 31, 2007, unaudited.
(d) Annualized.
(e) The fund incurred interest expense during the six months ended March 31, 2007. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.67% (Class AAA), 1.92% (Class A), and 2.42% (Class B and Class C).
(f) The fund incurred interest expense during the fiscal year ended September 30, 2006. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.57% (Class AAA), 1.82% (Class A), and 2.32% (Class B and Class C).
(g) Amount represents less than $0.005 per share.
(h) From November 26, 2001 through September 30, 2002, the period through which Class A Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                              OPERATING PERFORMANCE            DISTRIBUTIONS TO SHAREHOLDERS
                         ---------------------------------  -------------------------------------
                                       NET
                                   REALIZED AND
              NET ASSET      NET    UNREALIZED     TOTAL                    NET
                VALUE,   INVESTMENT    GAIN        FROM         NET      REALIZED
PERIOD ENDED  BEGINNING    INCOME   (LOSS) ON   INVESTMENT  INVESTMENT   GAIN ON        TOTAL      REDEMPTION
SEPTEMBER 30  OF PERIOD  (LOSS)(A) INVESTMENTS  OPERATIONS    INCOME   INVESTMENTS  DISTRIBUTIONS    FEES(A)
------------  ---------  --------- -----------  ----------  ---------- -----------  -------------  ----------
EQUITY FUND
CLASS AAA
2007(b)         $12.51    $ 0.02     $ 0.97       $ 0.99      $(0.05)     $(2.02)      $(2.07)      $ 0.00(c)
2006             11.08      0.06       1.42         1.48       (0.05)         --        (0.05)          --
2005              9.32      0.07       1.79         1.86       (0.10)         --        (0.10)       (0.00)(c)
2004              7.99      0.08       1.36         1.44       (0.11)         --        (0.11)        0.00(c)
2003              7.02      0.09       0.96         1.05       (0.08)         --        (0.08)          --
2002              8.32      0.07      (1.32)       (1.25)      (0.05)         --        (0.05)          --
CLASS A
2007(b)         $12.45    $ 0.00(c)  $ 0.97       $ 0.97      $(0.02)     $(2.02)      $(2.04)      $ 0.00(c)
2006             11.05      0.03       1.41         1.44       (0.04)         --        (0.04)          --
2005              9.28      0.06       1.75         1.81       (0.04)         --        (0.04)       (0.00)(c)
2004              7.97      0.05       1.35         1.40       (0.09)         --        (0.09)        0.00(c)
2003              6.99      0.07       0.97         1.04       (0.06)         --        (0.06)          --
2002              8.29      0.05      (1.32)       (1.27)      (0.03)         --        (0.03)          --
CLASS B
2007(b)         $12.31    $(0.03)    $ 0.96       $ 0.93          --      $(2.02)      $(2.02)      $ 0.00(c)
2006             10.96     (0.02)      1.40         1.38      $(0.03)         --        (0.03)          --
2005              9.21     (0.00)(c)   1.75         1.75          --          --           --        (0.00)(c)
2004              7.92      0.02       1.34         1.36       (0.07)         --        (0.07)        0.00(c)
2003              6.97      0.04       0.95         0.99       (0.04)         --        (0.04)          --
2002              8.29      0.02      (1.32)       (1.30)      (0.02)         --        (0.02)          --
CLASS C
2007(b)         $12.31    $(0.03)    $ 0.96       $ 0.93          --      $(2.02)      $(2.02)      $ 0.00(c)
2006             10.97     (0.03)      1.40         1.37      $(0.03)         --        (0.03)          --
2005              9.24     (0.01)      1.77         1.76       (0.03)         --        (0.03)       (0.00)(c)
2004              7.89      0.01       1.34         1.35          --          --           --         0.00(c)
2003              6.98      0.04       0.96         1.00       (0.09)         --        (0.09)          --
2002              8.28      0.01      (1.31)       (1.30)         --          --           --           --

                                 RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                              -----------------------------------------------------------
               NET                NET                            OPERATING
              ASSET             ASSETS,      NET                 EXPENSES
              VALUE,            END OF   INVESTMENT                NET OF    PORTFOLIO
PERIOD ENDED  END OF   TOTAL    PERIOD     INCOME    OPERATING   CUSTODIAN   TURNOVER
SEPTEMBER 30  PERIOD  RETURN+ (IN 000'S)   (LOSS)    EXPENSES   FEE CREDITS    RATE
------------  ------  -------  --------   --------   ---------  -----------  ---------
EQUITY FUND
CLASS AAA
2007(b)       $11.43    8.3%   $182,551    0.31%(d)   1.53%(d)    1.48%(d)      34%
2006           12.51   13.4     169,404    0.55       1.54        1.50          73
2005           11.08   20.0     178,394    0.69       1.51        1.49          59
2004            9.32   18.1     179,407    0.90       1.50        1.49          44
2003            7.99   15.1     221,635    1.19       1.48        1.47          50
2002            7.02  (15.1)    231,197    0.84       1.46        1.43          84
CLASS A
2007(b)       $11.38    8.2%   $  3,157    0.06%(d)   1.78%(d)    1.73%(d)      34%
2006           12.45   13.1       2,780    0.27       1.79        1.75          73
2005           11.05   19.6       2,267    0.59       1.76        1.74          59
2004            9.28   17.7       3,328    0.61       1.75        1.74          44
2003            7.97   15.0       2,923    0.94       1.73        1.72          50
2002            6.99  (15.4)      1,808    0.59       1.71        1.68          84
CLASS B
2007(b)       $11.22    7.9%   $     30   (0.44)%(d)  2.28%(d)    2.23%(d)      34%
2006           12.31   12.6          32   (0.20)      2.29        2.25          73
2005           10.96   19.0          30   (0.01)      2.26        2.24          59
2004            9.21   17.2          38    0.21       2.25        2.24          44
2003            7.92   14.3          74    0.44       2.23        2.22          50
2002            6.97  (15.7)         53    0.09       2.21        2.18          84
CLASS C
2007(b)       $11.22    7.9%   $    350   (0.44)%(d)  2.28%(d)    2.23%(d)      34%
2006           12.31   12.6         316   (0.28)      2.29        2.25          73
2005           10.97   19.1         149   (0.06)      2.26        2.24          59
2004            9.24   17.1         152    0.11       2.25        2.24          44
2003            7.89   14.4         129    0.44       2.23        2.22          50
2002            6.98  (15.7)         33    0.09       2.21        2.18          84

------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share data is calculated using the average shares outstanding method.
(b) For the six months ended March 31, 2007, unaudited.
(c) Amount  represents less than $0.005 per share.
(d) Annualized.

                See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                              OPERATING PERFORMANCE            DISTRIBUTIONS TO SHAREHOLDERS
                         -------------------------------  ---------------------------------------


                                       NET
                                   REALIZED AND
              NET ASSET             UNREALIZED     TOTAL                    NET
                VALUE,       NET       GAIN        FROM         NET      REALIZED
PERIOD ENDED  BEGINNING  INVESTMENT     ON      INVESTMENT  INVESTMENT   GAIN ON        TOTAL      REDEMPTION
SEPTEMBER 30  OF PERIOD  INCOME(A) INVESTMENTS  OPERATIONS    INCOME   INVESTMENTS  DISTRIBUTIONS    FEES(A)
------------  ---------  --------- -----------  ----------  ---------- -----------  -------------  ----------
BALANCED FUND
CLASS AAA
2007(b)         $12.82     $0.10     $ 0.60       $ 0.70      $(0.11)    $(1.61)       $(1.72)      $0.00(c)
2006             12.74      0.22       0.95         1.17       (0.24)     (0.85)        (1.09)         --
2005             11.47      0.20       1.26         1.46       (0.19)        --         (0.19)       0.00(c)
2004             10.51      0.21       0.97         1.18       (0.22)        --         (0.22)       0.00(c)
2003              9.65      0.21       0.87         1.08       (0.22)        --         (0.22)         --
2002             10.40      0.24      (0.75)       (0.51)      (0.24)     (0.00)(c)     (0.24)         --
CLASS A
2007(b)         $12.87     $0.09     $ 0.58       $ 0.67      $(0.09)    $(1.61)       $(1.70)      $0.00(c)
2006             12.74      0.19       0.95         1.14       (0.16)     (0.85)        (1.01)         --
2005             11.44      0.17       1.26         1.43       (0.13)        --         (0.13)       0.00(c)
2004             10.48      0.18       0.97         1.15       (0.19)        --         (0.19)       0.00(c)
2003              9.62      0.19       0.86         1.05       (0.19)        --         (0.19)         --
2002             10.37      0.21      (0.75)       (0.54)      (0.21)     (0.00)(c)     (0.21)         --
CLASS B
2007(b)         $12.95     $0.06     $ 0.59       $ 0.65      $(0.06)    $(1.61)       $(1.67)      $0.00(c)
2006             12.76      0.13       0.95         1.08       (0.04)     (0.85)        (0.89)         --
2005             11.43      0.11       1.26         1.37       (0.04)        --         (0.04)       0.00(c)
2004             10.48      0.13       0.96         1.09       (0.14)        --         (0.14)       0.00(c)
2003              9.63      0.14       0.86         1.00       (0.15)        --         (0.15)         --
2002             10.40      0.17      (0.77)       (0.60)      (0.17)     (0.00)(c)     (0.17)         --
CLASS C
2007(b)         $12.97     $0.06     $ 0.59       $ 0.65      $(0.06)    $(1.61)       $(1.67)      $0.00(c)
2006             12.78      0.13       0.95         1.08       (0.04)     (0.85)        (0.89)         --
2005             11.45      0.11       1.26         1.37       (0.04)        --         (0.04)       0.00(c)
2004             10.49      0.13       0.97         1.10       (0.14)        --         (0.14)       0.00(c)
2003              9.62      0.14       0.87         1.01       (0.14)        --         (0.14)         --
2002             10.40      0.19      (0.79)       (0.60)      (0.18)     (0.00)(c)     (0.18)         --

                                   RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                 -------------------------------------------------------



                 NET               NET                             OPERATING
                ASSET            ASSETS,       NET                 EXPENSES
                VALUE,           END OF    INVESTMENT               NET OF     PORTFOLIO
PERIOD ENDED    END OF   TOTAL   PERIOD      INCOME    OPERATING   CUSTODIAN   TURNOVER
SEPTEMBER 30    PERIOD  RETURN+ (IN 000'S)   (LOSS)    EXPENSES   FEE CREDITS     RATE
------------    ------  -------  --------   --------   ---------  -----------  ---------
BALANCED FUND
CLASS AAA
2007(b)         $11.80    5.7%   $146,983     1.69%(d)  1.29%(d)    1.23%(d)      28%
2006             12.82    9.8     145,028     1.78      1.32        1.27          68
2005             12.74   12.8     144,572     1.67      1.25        1.22          56
2004             11.47   11.3     136,400     1.92      1.23        1.22          41
2003             10.51   11.2     152,409     2.10      1.23        1.20          56
2002              9.65   (5.1)    150,915     2.25      1.22        1.17          78
CLASS A
2007(b)         $11.84    5.4%   $  5,535     1.44%(d)  1.54%(d)    1.48%(d)      28%
2006             12.87    9.5       5,596     1.53      1.57        1.52          68
2005             12.74   12.6       5,658     1.42      1.50        1.47          56
2004             11.44   11.0       5,298     1.66      1.48        1.47          41
2003             10.48   11.0       5,070     1.85      1.48        1.45          56
2002              9.62   (5.4)      5,761     2.00      1.47        1.42          78
CLASS B
2007(b)         $11.93    5.2%   $    184     0.95%(d)  2.04%(d)    1.98%(d)      28%
2006             12.95    9.0         141     1.02      2.07        2.02          68
2005             12.76   12.0         138     0.93      2.00        1.97          56
2004             11.43   10.4         163     1.18      1.98        1.97          41
2003             10.48   10.4         184     1.35      1.98        1.95          56
2002              9.63   (5.9)        113     1.50      1.97        1.92          78
CLASS C
2007(b)         $11.95    5.2%   $    940     0.94%(d)  2.04%(d)    1.98%(d)      28%
2006             12.97    9.0         946     1.02      2.07        2.02          68
2005             12.78   12.0         982     0.92      2.00        1.97          56
2004             11.45   10.5         846     1.19      1.98        1.97          41
2003             10.49   10.5         456     1.35      1.98        1.95          56
2002              9.62   (5.9)        284     1.50      1.97        1.92          78

------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share data is calculated using the average shares outstanding method.
(b) For the six months ended March 31, 2007, unaudited.
(c) Amount represents less than $0.005 per share.
(d) Annualized.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                              OPERATING PERFORMANCE            DISTRIBUTIONS TO SHAREHOLDERS
                         -------------------------------  ---------------------------------------


                                        NET
                                    REALIZED AND
              NET ASSET              UNREALIZED     TOTAL                    NET
                VALUE,       NET        GAIN        FROM         NET      REALIZED
PERIOD ENDED  BEGINNING  INVESTMENT  (LOSS) ON   INVESTMENT  INVESTMENT   GAIN ON        TOTAL      REDEMPTION
SEPTEMBER 30  OF PERIOD  INCOME(A)  INVESTMENTS  OPERATIONS    INCOME   INVESTMENTS  DISTRIBUTIONS    FEES(A)
------------  ---------  ---------  -----------  ----------  ---------- -----------  -------------  ----------
INTERMEDIATE BOND FUND
CLASS AAA
2007(c)        $10.81      $0.19      $ 0.02       $ 0.21      $(0.20)        --        $(0.20)          --
2006            10.93       0.39       (0.11)        0.28       (0.39)    $(0.01)        (0.40)          --
2005            11.18       0.34       (0.16)        0.18       (0.34)     (0.09)        (0.43)      $(0.00)(e)
2004            11.31       0.33       (0.12)        0.21       (0.33)     (0.01)        (0.34)        0.00(e)
2003            11.30       0.31          --         0.31       (0.30)        --         (0.30)          --
2002            10.82       0.45        0.48         0.93       (0.45)        --         (0.45)          --
CLASS A
2007(c)        $10.81      $0.19      $ 0.02       $ 0.21      $(0.20)        --        $(0.20)          --
2006            10.93       0.39       (0.12)        0.27       (0.38)    $(0.01)        (0.39)          --
2005            11.18       0.33       (0.16)        0.17       (0.33)     (0.09)        (0.42)      $(0.00)(e)
2004            11.31       0.32       (0.12)        0.20       (0.32)     (0.01)        (0.33)        0.00(e)
2003            11.30       0.30        0.01         0.31       (0.30)        --         (0.30)          --
2002            10.82       0.44        0.48         0.92       (0.44)        --         (0.44)          --
CLASS B
2007(c)        $10.81      $0.15      $ 0.02       $ 0.17      $(0.16)        --        $(0.16)          --
2006            10.93       0.31       (0.11)        0.20       (0.31)    $(0.01)        (0.32)          --
2005            11.18       0.26       (0.16)        0.10       (0.26)     (0.09)        (0.35)      $(0.00)(e)
2004            11.30       0.25       (0.11)        0.14       (0.25)     (0.01)        (0.26)        0.00(e)
2003            11.29       0.23          --         0.23       (0.22)        --         (0.22)          --
2002            10.82       0.37        0.47         0.84       (0.37)        --         (0.37)          --
CLASS C
2007(c)        $10.31      $0.18          --       $ 0.18      $(0.27)        --        $(0.27)          --
2006            10.82       0.32      $(0.36)       (0.04)      (0.46)    $(0.01)        (0.47)          --
2005            11.17       0.27       (0.12)        0.15       (0.41)     (0.09)        (0.50)      $(0.00)(e)
2004            11.30       0.25       (0.09)        0.16       (0.28)     (0.01)        (0.29)        0.00(e)
2003            11.29       0.22        0.01         0.23       (0.22)        --         (0.22)          --
2002(f)         10.84       0.35        0.45         0.80       (0.35)        --         (0.35)          --

                                        RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                ---------------------------------------------------------------------
                                                                  OPERATING
                                                                   EXPENSES
                                                       OPERATING    NET OF      OPERATING
                 NET                NET                 EXPENSES    WAIVERS/    EXPENSES
                ASSET             ASSETS,                NET OF    REIMBURSE-    BEFORE
                VALUE,            END OF      NET       WAIVERS/     MENTS/     WAIVERS/   PORTFOLIO
PERIOD ENDED    END OF   TOTAL    PERIOD   INVESTMENT  REIMBURSE-  CUSTODIAN   REIMBURSE-  TURNOVER
SEPTEMBER 30   PERIOD   RETURN+ (IN 000'S)   INCOME       MENTS   FEE CREDITS   MENTS(B)     RATE
------------   ------   -------  --------   --------   ---------  -----------  ----------  ---------
INTERMEDIATE BOND FUND
CLASS AAA

2007(c)        $10.82     1.9%   $ 9,000     3.58%(d)    1.08%(d)   1.00%(d)    1.74%(d)       5%

2006            10.81     2.7      9,917     3.65        1.06       1.00        1.53          35
2005            10.93     1.7     10,272     3.10        1.04       1.00        1.79          33
2004            11.18     2.0      9,553     2.97        1.02       1.00        1.76          32
2003            11.31     2.8     12,174     2.70        1.06       1.00        1.57          73
2002            11.30     8.9     15,157     4.06        1.05       1.00        1.69          46
CLASS A

2007(c)        $10.82     1.9%   $    59     3.52%(d)    1.18%(d)   1.10%(d)    1.84%(d)       5%

2006            10.81     2.6         92     3.59        1.16       1.10        1.63          35
2005            10.93     1.6         58     3.00        1.14       1.10        1.88          33
2004            11.18     1.8         75     2.88        1.12       1.10        1.86          32
2003            11.31     2.8        138     2.60        1.16       1.10        1.67          73
2002            11.30     8.8         56     3.96        1.15       1.10        1.79          46
CLASS B

2007(c)        $10.82     1.6%   $   158     2.84%(d)    1.83%(d)   1.75%(d)    2.49%(d)       5%

2006            10.81     2.0        282     2.87        1.81       1.75        2.28          35
2005            10.93     0.9        381     2.34        1.79       1.75        2.53          33
2004            11.18     1.3        456     2.23        1.77       1.75        2.51          32
2003            11.30     2.1        502     1.95        1.81       1.75        2.32          73
2002            11.29     8.0        229     3.31        1.80       1.75        2.44          46
CLASS C

2007(c)        $10.22     1.8%   $   0.1     3.43%(d)    1.83%(d)   1.75%(d)    2.49%(d)       5%

2006            10.31    (0.3)       0.1     3.08        1.81       1.75        2.28          35
2005            10.82     1.4        0.1     2.50        1.79       1.75        2.90          33
2004            11.17     1.5          0     2.21        1.77       1.75        2.51          32
2003            11.30     2.1         46     1.95        1.81       1.75        2.32          73
2002(f)         11.29     7.6         50     3.31(d)     1.80(d)    1.75(d)     2.44(d)       46

-----------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share data is calculated using the average shares outstanding method.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) For the six months ended March 31, 2007, unaudited.
(d) Annualized.
(e) Amount represents less than $0.005 per share.
(f) From October 22, 2001 through September 30, 2002, the period through which Class C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                              OPERATING PERFORMANCE            DISTRIBUTIONS TO SHAREHOLDERS
                         ---------------------------------  -------------------------------------


                                       NET
                                   REALIZED AND
              NET ASSET      NET    UNREALIZED     TOTAL
                VALUE,   INVESTMENT    GAIN        FROM         NET
PERIOD ENDED  BEGINNING    INCOME       ON      INVESTMENT  INVESTMENT      TOTAL      REDEMPTION
SEPTEMBER 30  OF PERIOD  (LOSS)(A) INVESTMENTS  OPERATIONS    INCOME    DISTRIBUTIONS    FEES(A)
------------  ---------  --------- -----------  ----------  ----------  -------------  ----------
SMALLCAP EQUITY FUND
CLASS AAA
2007(c)        $12.51    $(0.00)(d)  $ 2.20       $ 2.20      $(0.16)       $(0.16)        --
2006            11.29      0.14        1.08         1.22          --            --         --
2005             9.08     (0.01)       2.22         2.21          --            --     $(0.00)(d)
2004             8.18     (0.10)       1.00         0.90          --            --       0.00(d)
2003             7.49     (0.08)       0.77         0.69          --            --         --
2002             8.86     (0.09)      (1.28)       (1.37)         --            --         --
CLASS A
2007(c)        $12.45    $(0.02)     $ 2.19       $ 2.17      $(0.14)       $(0.14)        --
2006            11.25      0.13        1.07         1.20          --            --         --
2005             9.07     (0.04)       2.22         2.18          --            --     $(0.00)(d)
2004             8.18     (0.12)       1.01         0.89          --            --       0.00(d)
2003             7.51     (0.10)       0.77         0.67          --            --         --
2002(g)          9.91     (0.09)      (2.31)       (2.40)         --            --         --
CLASS B
2007(c)        $12.03    $(0.05)     $ 2.12       $ 2.07      $(0.04)       $(0.04)        --
2006            10.93      0.05        1.05         1.10          --            --         --
2005             8.86     (0.08)       2.15         2.07          --            --     $(0.00)(d)
2004             8.03     (0.17)       1.00         0.83          --            --       0.00(d)
2003             7.41     (0.13)       0.75         0.62          --            --         --
2002             8.83     (0.16)      (1.26)       (1.42)         --            --         --
CLASS C
2007(c)        $11.97    $(0.05)     $ 2.11       $ 2.06      $(0.09)       $(0.09)        --
2006            10.87      0.09        1.01         1.10          --            --         --
2005             8.99     (0.13)       2.01         1.88          --            --     $(0.00)(d)
2004             8.15     (0.17)       1.01         0.84          --            --       0.00(d)
2003             7.47     (0.10)       0.78         0.68          --            --         --
2002(g)          9.91     (0.11)      (2.33)       (2.44)         --            --         --

                                         RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                 -------------------------------------------------------------------
                                                                   OPERATING
                                                                    EXPENSES
                                                       OPERATING     NET OF     OPERATING
                 NET                NET                 EXPENSES    WAIVERS/    EXPENSES
                ASSET             ASSETS,      NET       NET OF    REIMBURSE-    BEFORE
                VALUE,            END OF   INVESTMENT   WAIVERS/     MENTS/     WAIVERS/   PORTFOLIO
PERIOD ENDED    END OF   TOTAL    PERIOD     INCOME    REIMBURSE-  CUSTODIAN   REIMBURSE-  TURNOVER
SEPTEMBER 30    PERIOD  RETURN+ (IN 000'S)   (LOSS)      MENTS    FEE CREDITS    MENTS(B)     RATE
------------    ------  -------  --------   --------   ---------  -----------  ----------  ---------
SMALLCAP EQUITY FUND
CLASS AAA
2007(c)         $14.55    17.7%   $ 8,428   (0.03)%(e)  1.75%(e)    1.50%(e)     2.22%(e)      37%
2006             12.51    10.8      8,717    1.16       1.71        1.50         2.02          81
2005             11.29    24.3      8,702   (0.10)      1.56        1.50         2.37         108
2004              9.08    11.0(f)  12,106   (1.11)      1.51        1.50         2.12         260
2003              8.18     9.2     15,721   (1.03)      1.53        1.50         1.99         329
2002              7.49   (15.5)    16,212   (0.98)      1.56        1.50         1.76         202
CLASS A
2007(c)         $14.48    17.5%   $   537   (0.26)%(e)  2.00%(e)    1.75%(e)     2.47%(e)      37%
2006             12.45    10.7        403    1.04       1.96        1.75         2.27          81
2005             11.25    24.0        131   (0.35)      1.81        1.75         2.69         108
2004              9.07    10.9(f)     140   (1.31)      1.76        1.75         2.37         260
2003              8.18     8.9        112   (1.28)      1.78        1.75         2.24         329
2002(g)           7.51   (24.2)        71   (1.23)(e)   1.80(e)     1.75(e)      2.01(e)      202
CLASS B
2007(c)         $14.06    17.2%   $     7   (0.78)%(e)  2.50%(e)    2.25%(e)     2.97%(e)      37%
2006             12.03    10.1          6    0.44       2.46        2.25         2.77          81
2005             10.93    23.4         10   (0.81)      2.31        2.25         3.17         108
2004              8.86    10.3(f)      20   (1.93)      2.26        2.25         2.87         260
2003              8.03     8.4         65   (1.78)      2.28        2.25         2.74         329
2002              7.41   (16.1)        31   (1.73)      2.30        2.25         2.51         202
CLASS C
2007(c)         $13.94    17.2%   $   293   (0.78)%(e)  2.50%(e)    2.25%(e)     2.97%(e)      37%
2006             11.97    10.1        238    0.74       2.46        2.25         2.77          81
2005             10.87    20.9        0.1   (1.40)      2.31        2.25         2.73         108
2004              8.99    10.3(f)      10   (1.98)      2.26        2.25         2.87         260
2003              8.15     9.1        111   (1.78)      2.28        2.25         2.74         329
2002(g)           7.47   (24.6)       0.1   (1.73)(e)   2.30(e)     2.25(e)      2.51(e)      202

-------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share data is calculated using the average shares outstanding method.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) For the six months ended March 31, 2007, unaudited.
(d) Amount represents less than $0.005 per share.
(e) Annualized.
(f) Total return excluding the effect of the reimbursement from the Fund's Adviser of $51,180 for the year ended September 30, 2004 was 10.6%, 10.5%, 10.0%, and 9.9% for Class AAA, Class A, Class B, and Class C, respectively. The Adviser fully reimbursed the Fund for a loss on a transaction exceeding the Fund's investment restrictions, which otherwise would have reduced total return by 0.4%, 0.4%, 0.3%, and 0.4% for Class AAA, Class A, Class B, and Class C, respectively.
(g) From November 26, 2001 through September 30, 2002, the period through which Class A Shares and Class C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

THE WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                              OPERATING PERFORMANCE            DISTRIBUTIONS TO SHAREHOLDERS
                         ---------------------------------  -------------------------------------
                                       NET
                                   REALIZED AND
              NET ASSET             UNREALIZED     TOTAL                    NET
                VALUE,       NET       GAIN        FROM         NET      REALIZED
PERIOD ENDED  BEGINNING  INVESTMENT     ON      INVESTMENT  INVESTMENT   GAIN ON        TOTAL      REDEMPTION
SEPTEMBER 30  OF PERIOD  INCOME(A) INVESTMENTS  OPERATIONS    INCOME   INVESTMENTS  DISTRIBUTIONS    FEES(A)
------------  ---------  --------- -----------  ----------  ---------- -----------  -------------  ----------
INCOME FUND
CLASS AAA
2007(c)        $12.04      $0.31     $ 0.68       $0.99       $(0.26)    $(2.45)       $(2.71)      $(0.00)(d)
2006            16.53       0.55      (0.31)       0.24        (0.40)     (4.33)        (4.73)          --
2005            14.12       0.28       3.12        3.40        (0.27)     (0.73)        (1.00)        0.01
2004            11.87       0.33       2.30        2.63        (0.33)     (0.05)        (0.38)        0.00(d)
2003            10.03       0.38       1.85        2.23        (0.39)        --         (0.39)          --
2002             9.76       0.43       0.31        0.74        (0.47)        --         (0.47)          --
CLASS A
2007(c)        $12.34      $0.28     $ 0.72       $1.00       $(0.25)    $(2.45)       $(2.70)      $(0.00)(d)
2006            16.76       0.54      (0.32)       0.22        (0.31)     (4.33)        (4.64)          --
2005            14.33       0.29       3.13        3.42        (0.26)     (0.73)        (0.99)        0.00(d)
2004            12.00       0.51       2.12        2.63        (0.26)     (0.04)        (0.30)        0.00(d)
2003            10.04       0.38       1.85        2.23        (0.27)        --         (0.27)          --
2002             9.76       0.41       0.30        0.71        (0.43)        --         (0.43)          --
CLASS B
2007(c)        $12.56      $0.28     $ 0.71       $0.99       $(0.22)    $(2.45)       $(2.67)      $(0.00)(d)
2006            16.86       0.48      (0.31)       0.17        (0.14)     (4.33)        (4.47)          --
2005            14.33       0.18       3.16        3.34        (0.08)     (0.73)        (0.81)        0.00(d)
2004            12.04       0.25       2.35        2.60        (0.27)     (0.04)        (0.31)        0.00(d)
2003            10.07       0.27       1.91        2.18        (0.21)        --         (0.21)          --
2002(f)          9.90       0.36       0.22        0.58        (0.41)        --         (0.41)          --
CLASS C
2007(c)        $12.98      $0.30     $ 0.71       $1.01       $(0.21)    $(2.45)       $(2.66)      $(0.00)(d)
2006            17.26       0.50      (0.32)       0.18        (0.13)     (4.33)        (4.46)          --
2005            14.66       0.25       3.17        3.42        (0.09)     (0.73)        (0.82)        0.00(d)
2004            12.32       0.24       2.41        2.65        (0.27)     (0.04)        (0.31)        0.00(d)
2003            10.26       0.32       1.99        2.31        (0.25)        --         (0.25)          --
2002(f)          9.90       0.09       0.49        0.58        (0.22)        --         (0.22)          --

                                        RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
                                -------------------------------------------------------------------
                                                                  OPERATING
                                                                   EXPENSES
                                                      OPERATING    NET OF      OPERATING
                 NET               NET                 EXPENSES    WAIVERS/    EXPENSES
                ASSET            ASSETS,                NET OF    REIMBURSE-    BEFORE
                VALUE,           END OF       NET      WAIVERS/     MENTS/     WAIVERS/   PORTFOLIO
PERIOD ENDED   END OF   TOTAL    PERIOD   INVESTMENT  REIMBURSE-  CUSTODIAN   REIMBURSE-  TURNOVER
SEPTEMBER 30   PERIOD  RETURN+ (IN 000'S)   INCOME      MENTS    FEE CREDITS    MENTS(B)     RATE
------------   ------  -------  --------   --------   ---------  -----------  ----------  ---------
INCOME FUND
CLASS AAA

2007(c)         $10.32   9.0%   $12,063    5.51%(e)    1.69%(e)     1.50%(e)    2.18%(e)      41%

2006             12.04   3.4     12,054    4.36        1.65         1.50        2.02         141
2005             16.53  24.9     16,182    1.83        1.62         1.50        2.40          58
2004             14.12  22.5     16,472    2.51        1.54         1.50        1.85          28
2003             11.87  22.8     13,923    3.70        1.56         1.50        2.05          33
2002             10.03   7.5      9,122    4.42        1.59         1.50        2.61          47
CLASS A

2007(c)         $10.64   8.8%   $    69    4.89%(e)    1.94%(e)     1.75%(e)    2.43%(e)      41%

2006             12.34   3.2         97    4.21        1.90         1.75        2.27         141
2005             16.76  24.6         93    1.87        1.87         1.75        3.03          58
2004             14.33  22.2          5    3.96        1.79         1.75        2.10          28
2003             12.00  22.6         10    3.45        1.81         1.75        2.30          33
2002             10.04   7.2          3    4.17        1.84         1.75        2.86          47
CLASS B

2007(c)         $10.88   8.5%   $     2    4.88%(e)    2.44%(e)     2.25%(e)    2.93%(e)      41%

2006             12.56   2.7          2    3.72        2.40         2.25        2.77         141
2005             16.86  23.9          2    1.14        2.37         2.25        3.18          58
2004             14.33  21.8          2    1.86        2.29         2.25        2.60          28
2003             12.04  22.0          2    2.95        2.31         2.25        2.80          33
2002(f)          10.07   5.8         10    3.67(e)     2.34(e)      2.25(e)     3.36(e)       47
CLASS C

2007(c)         $11.33   8.4%   $    18    4.90%(e)    2.44%(e)     2.25%(e)    2.93%(e)      41%

2006             12.98   2.8         16    3.71        2.40         2.25        2.77         141
2005             17.26  23.9         16    1.56        2.37         2.25        3.41          58
2004             14.66  21.7          5    1.79        2.29         2.25        2.60          28
2003             12.32  22.8          4    2.95        2.31         2.25        2.80          33
2002(f)          10.26   5.8        0.1    3.67(e)     2.34(e)      2.25(e)     3.36(e)       47

------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a) Per share data is calculated using the average shares outstanding method.
(b) During the period, certain fees were voluntarily reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) For the six months ended March 31, 2007,  unaudited.
(d) Amount represents less than $0.005 per share.
(e) Annualized.
(f) From November 26, 2001 through September 30, 2002, the period through which Class B and C Shares were continuously outstanding.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
     WESTWOOD FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                               THE WESTWOOD FUNDS
================================================================================
                              One Corporate Center
                            Rye, New York 10580-1422
                        GENERAL AND ACCOUNT INFORMATION:
                           800-GABELLI [800-422-3554]
                                fax: 914-921-5118
                            website: www.gabelli.com
                            e-mail: info@gabelli.com




                                BOARD OF TRUSTEES

ANTHONY J. COLAVITA                               WERNER J. ROEDER, MD
ATTORNEY-AT-LAW                                   MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                         LAWRENCE HOSPITAL

JAMES P. CONN                                     SALVATORE J. ZIZZA
FORMER CHIEF INVESTMENT OFFICER                   CHAIRMAN
FINANCIAL SECURITY ASSURANCE                      ZIZZA & CO., LTD.
HOLDINGS LTD.


                                    OFFICERS

BRUCE N. ALPERT                                   JAMES E. McKEE
PRESIDENT                                         SECRETARY

PETER D. GOLDSTEIN                                AGNES MULLADY
CHIEF COMPLIANCE OFFICER                          TREASURER


                               INVESTMENT ADVISER
                             Gabelli Advisers, Inc.

                             INVESTMENT SUB-ADVISER
                            Westwood Management Corp.

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                              The Bank of New York

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP



--------------------------------------------------------------------------------
This report is submitted for the information of the shareholders of
The Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GABWWQ107SR


                                       THE
                                    WESTWOOD
                                      FUNDS




                              MIGHTY MITES(SM) FUND
                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   INCOME FUND





                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2007

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Westwood Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer



Date             11/2/07
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer



Date             11/2/07
    ----------------------------------------------------------------------------



By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer



Date             11/2/07
    ----------------------------------------------------------------------------




* Print the name and title of each signing officer under his or her signature.